AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 12, 2000
-------------------------------------------------------------------------------

                                                   FILE NOS.  333-94785
                                                              811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 1/X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 18 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                        TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                 ALFS, INC.
1050 CONNECTICUT AVENUE, N.W.                   3100 SANDERS ROAD
SUITE 825                                       SUITE J5B
WASHINGTON, D.C. 20036-5366                     NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/X/ immediately  upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant  to  paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new prospectuses, two new statements of additional information (collectively "New Prospectuses and SAIs"), and additional exhibits related to the variable annuity contract ("Contract") described in the Registration Statement. The New Prospectuses and SAIs describe different variable investment alternatives that will be available under the Contract when marketed as the "Allstate Provider Variable Annuity" and sold through certain financial institutions and when marketed as the "SelectDirections Variable Annuity" and sold through Allstate Financial Services, LLC. In all other respects, the New Prospectuses and SAIs are identical to the currently effective prospectus and statement of additional information contained in the Registration Statement. The new marketing names that will be used for the Contract in the New Prospectuses and SAIs are the Allstate Provider Variable Annuity and the SelectDirections Variable Annuity. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

THE ALLSTATE PROVIDER VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94038, PALATINE, IL 60094-4038
TELEPHONE NUMBER: 1-800-692-4682           PROSPECTUS DATED SEPTEMBER __, 2000

--------------------------------------------------------------------------------

Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the Allstate Provider Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 40 investment alternatives ("investment alternatives"). The investment alternatives include the fixed account ("FIXED ACCOUNT") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund portfolios ("PORTFOLIOS"):


AIM VARIABLE INSURANCE FUNDS                             FRANKLIN TEMPLETON VARIABLE INSURANCE
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH                  PRODUCTS TRUST
FUND, INC.                                               GOLDMAN SACHS VARIABLE INSURANCE TRUST(VIT)
DREYFUS STOCK INDEX FUND                                 MFS(R) VARIABLE INSURANCE TRUST(SM)
DREYFUS VARIABLE INVESTMENT FUND (VIF)                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)          OPPENHEIMER VARIABLE ACCOUNT FUNDS



WE (Allstate New York) have filed a Statement of Additional Information, dated September __, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

--------------------------------------------------------------------------------

                   THE  SECURITIES  AND EXCHANGE  COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,  NOR
                   HAS  IT  PASSED  ON THE  ACCURACY  OR THE  ADEQUACY  OF  THIS
                   PROSPECTUS.  ANYONE WHO TELLS YOU  OTHERWISE IS  COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                   THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.

                            1     - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract at a Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account                                                  18
----------------------------------------------------------------------------
      Transfers                                                          20
----------------------------------------------------------------------------
   Expenses                                                              22
----------------------------------------------------------------------------
   Access To Your Money                                                  24
----------------------------------------------------------------------------
   Income Payments                                                       25
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                       PAGE

   Death Benefits                                                        27
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     28
----------------------------------------------------------------------------
      Allstate New York                                                  28
----------------------------------------------------------------------------
      The Variable Account                                               28
----------------------------------------------------------------------------
      The Portfolios                                                     29
----------------------------------------------------------------------------
      The Contract                                                       29
----------------------------------------------------------------------------
      Qualified Plans                                                    30
----------------------------------------------------------------------------
      Legal Matters                                                      30
----------------------------------------------------------------------------
      Year 2000                                                          30
----------------------------------------------------------------------------
   Taxes                                                                 31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    33
----------------------------------------------------------------------------
   Performance Information                                               34
----------------------------------------------------------------------------
   Experts                                                               35
----------------------------------------------------------------------------
APPENDIX A -- MARKET VALUE ADJUSTMENT EXAMPLES                          A-1
----------------------------------------------------------------------------
APPENDIX B -- WITHDRAWAL ADJUSTMENT EXAMPLE                             B-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   C-1
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                       PAGE
----------------------------------------------------------------------------------
   Accumulation Phase                                                  6
----------------------------------------------------------------------------------
   Accumulation Unit                                                   12,15
----------------------------------------------------------------------------------
   Accumulation Unit Value                                             12,15
----------------------------------------------------------------------------------
   Allstate New York ("We")                                            1,28
----------------------------------------------------------------------------------
   Anniversary Values                                                  27
----------------------------------------------------------------------------------
   Annuitant                                                           13
----------------------------------------------------------------------------------
   Automatic Additions Program                                         14
----------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                             21
----------------------------------------------------------------------------------
   Beneficiary                                                         13
----------------------------------------------------------------------------------
   Cancellation Period                                                 4,14
----------------------------------------------------------------------------------
   Contract*                                                           1,6,13
----------------------------------------------------------------------------------
   Contract Anniversary                                                5
----------------------------------------------------------------------------------
   Contract Owner ("You")                                              6,13
----------------------------------------------------------------------------------
   Contract Value                                                      15
----------------------------------------------------------------------------------
   Contract Year                                                       5
----------------------------------------------------------------------------------
   Death Benefit Anniversary                                           27
----------------------------------------------------------------------------------
   Dollar Cost Averaging Program                                       21
----------------------------------------------------------------------------------
   Due Proof of Death                                                  27
----------------------------------------------------------------------------------
   Fixed Account                                                       1,18
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------

   Guarantee Periods                                                   18


PAGE
----------------------------------------------------------------------------------
   Income Plan                                                         6,25
----------------------------------------------------------------------------------
   Investment Alternatives                                           1,16,18,20
----------------------------------------------------------------------------------
   Issue Date                                                          6
----------------------------------------------------------------------------------
   Market Value Adjustment                                             20
----------------------------------------------------------------------------------
   Payout Phase                                                        6
----------------------------------------------------------------------------------
   Payout Start Date                                                   6,25
----------------------------------------------------------------------------------
   Portfolios                                                          1,16,29
----------------------------------------------------------------------------------
   Preferred Withdrawal Amount                                         23
----------------------------------------------------------------------------------
   Qualified Contracts                                                 4
----------------------------------------------------------------------------------
   Right to Cancel                                                     14
----------------------------------------------------------------------------------
   SEC                                                                 1
----------------------------------------------------------------------------------
   Settlement Value                                                    27
----------------------------------------------------------------------------------
   Systematic Withdrawal Program                                       24
----------------------------------------------------------------------------------
   Treasury Rate                                                       20
----------------------------------------------------------------------------------
   Valuation Date                                                      14
----------------------------------------------------------------------------------
   Variable Account                                                    1,28
----------------------------------------------------------------------------------
   Variable Sub-Account                                                1,16
----------------------------------------------------------------------------------

*The Allstate Provider Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as
                                            little as $3,000 ($2,000
                                            for a "QUALIFIED CONTRACT," which is a
                                            Contract issued with a qualified plan). You can
                                            add to your Contract as often and as much as you
                                            like, but each payment must be at least $100.
                                            You must maintain a minimum account size of $1,000.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within
                                            10 days after receipt (60 days if
                                            you are exchanging another contract for
                                            the Contract described in this
                                            prospectus)("CANCELLATION PERIOD").  Upon
                                            cancellation we will return your purchase
                                            payments adjusted to the extent  federal
                                            or state law permits to reflect the
                                            investment experience of any amounts
                                            allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees
                                               equal to 1.25% of average daily net assets
                                            -  Annual contract maintenance charge of
                                               $30 (with certain exceptions)
                                            -  Withdrawal charges ranging from
                                               0% to 7% of payment withdrawn
                                               (with certain exceptions)
                                            -  Transfer fee of $10 after 12th
                                               transfer in any Contract Year
                                               (fee  currently waived) - State
                                               premium tax (New York currently  does
                                               not impose one).
                                            -  In addition, each Portfolio pays expenses
                                               that you will bear indirectly if you
                                               invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 40 investment alternatives including:
                                            -  the Fixed Account(which credits interest at rates we
                                               guarantee), and
                                            -  39 Variable Sub-Accounts investing in portfolios ("Portfolios")
                                                offering professional money management by:

                                               -     A I M Advisors, Inc.
                                               -     The Dreyfus Corporation
                                               -     Fidelity Management & Research Company
                                               -     Franklin Advisers, Inc.
                                               -     Franklin Mutual Advisers, LLC
                                               -     Goldman Sachs Asset Management
                                               -     Goldman Sachs Asset Management International
                                               -     Massachusetts Financial Services
                                               -     Miller Anderson & Sherrerd, LLP
                                               -     Morgan Stanley Asset Management
                                               -     OppenheimerFunds, Inc.
                                               -     Templeton Global Advisors Limited
                                               -     Templeton Investment Counsel, Inc.

                                           To find out current rates being paid on
                                           the Fixed Account, or to find out how
                                           the Variable Sub-Accounts have performed,
                                           please call us at 1-800-692-4682.


                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                           For your convenience, we offer these
                                           special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive
                                            your income payments in one of the following ways:
                                            -   life income with guaranteed payments
                                            -   a joint and survivor life income with guaranteed payments
                                            -   guaranteed payments for a specified period (5 to 30 years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE, we will pay the
                                            death benefit described in the Contract.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your
                                            Contract value ("CONTRACT VALUE") among the investment
                                            alternatives, with certain restrictions.
                                            Transfers to the Fixed Account must be at least $500.

                                            We do not currently impose a fee upon transfers.
                                            However, we reserve the right to charge $10 per
                                            transfer after the 12th transfer in each "CONTRACT YEAR,"
                                            which we measure from the date we issue your contract or a
                                            Contract anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the ACCUMULATION PHASE.  Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date.
                                            In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the PAYOUT PHASE). A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 40 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE")and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS")
described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

ISSUE                                          PAYOUT START
DATE           ACCUMULATION PHASE                  DATE                    PAYOUT PHASE


------------------------------------------------------------------------------------------------------------
               You save for retirement
|                                              |                           |
You buy                                        You elect to receive        You can receive           Or you can
a Contract                                     income payments or          income payments           receive income
                                               receive a lump sum          for a set period          payments for life
                                               payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being
Withdrawn:              0   1   2   3   4   5   6   7+
------------------------------------------------------------------------------
Applicable Charge:      7%  6%  5%  4%  3%  2%  1%  0%
------------------------------------------------------------------------------
Annual Contract Maintenance Charge            $30.00**
------------------------------------------------------------------------------
Transfer Fee                                 $10.00***
------------------------------------------------------------------------------


  *Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent  transfers  within a Contract
   Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.15%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.25%
----------------------------------------------------------------------


                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Any Fee Waivers or Reductions) (as a percentage of Portfolio average daily net assets)(1)

                                                                                                                Total Portfolio
                                                               Management       Rule 12b-1          Other            Annual
Portfolio                                                         Fees             Fees           Expenses          Expenses
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. Balanced Fund (2)                                       0.65%              N/A             0.56%             1.21%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. Diversified Income Fund                                 0.60%              N/A             0.23%             0.83%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. Government Securities Fund                              0.50%              N/A             0.40%             0.90%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. Growth Fund                                             0.63%              N/A             0.10%             0.73%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. Growth and Income Fund                                  0.61%              N/A             0.16%             0.77%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. International Equity Fund                               0.75%              N/A             0.22%             0.97%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
AIM V.I. Value Fund                                              0.61%              N/A             0.15%             0.76%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
The Dreyfus Socially Responsible Growth Fund, Inc.               0.75%              N/A             0.04%             0.79%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Dreyfus Stock Index Fund                                         0.25%              N/A             0.01%             0.26%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Dreyfus VIF Growth & Income Portfolio                            0.75%              N/A             0.04%             0.79%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Dreyfus VIF Money Market Portfolio                               0.50%              N/A             0.08%             0.58%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Fidelity VIP Contrafund(R)Portfolio (3,4)                         0.58%              N/A             0.09%             0.67%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Fidelity VIP Equity-Income Portfolio (3,4)                       0.48%              N/A             0.09%             0.57%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Fidelity VIP Growth Portfolio (3,4)                              0.58%              N/A             0.08%             0.66%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Fidelity VIP High Income Portfolio (3)                           0.58%              N/A             0.11%             0.69%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Franklin Small Cap Fund-Class 2 (5,6)                            0.55%             0.25%            0.27%             1.07%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Mutual Shares Securities Fund-Class 2 (6,7)                      0.60%             0.25%            0.19%             1.04%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Templeton Developing Markets Securities Fund-Class 2 (6,8)       1.25%             0.25%            0.31%             1.81%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Templeton Growth Securities Fund-Class 2 (6,9, 10)               0.83%             0.25%            0.05%             1.13%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Templeton International Securities Fund-Class 2 (6,11)           0.69%             0.25%            0.19%             1.13%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Goldman Sachs VIT Capital Growth Fund (12,13)                    0.75%              N/A             0.25%             1.00%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Goldman Sachs VIT CORESM Small Cap Equity Fund (12,13)           0.75%              N/A             0.25%             1.00%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Goldman Sachs VIT CORESM U.S. Equity Fund (12)                   0.70%              N/A             0.20%             0.90%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Goldman Sachs VIT Global Income Fund (12,13)                     0.90%              N/A             0.25%             1.15%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Goldman Sachs VIT International Equity Fund (12,13)              1.00%              N/A             0.35%             1.35%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
MFS Emerging Growth Series (14)                                  0.75%              N/A             0.09%             0.84%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------  ---------------- ---------------- ---------------- ----------------
MFS Growth with Income Series (14)                               0.75%              N/A             0.13%             0.88%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
MFS New Discovery Series (14,15)                                 0.90%              N/A             0.17%             1.07%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
MFS Research Series (14)                                         0.75%              N/A             0.11%             0.86%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Morgan Stanley UIF Equity Growth (2)                             0.29%              N/A             0.56%             0.85%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Morgan Stanley UIF Fixed Income (2)                              0.14%              N/A             0.56%             0.70%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Morgan Stanley UIF Global Equity (2)                             0.47%              N/A             0.68%             1.15%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Morgan Stanley UIF Mid Cap Value (2)                             0.43%              N/A             0.62%             1.05%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Morgan Stanley UIF Value (2)                                     0.18%              N/A             0.67%             0.85%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Oppenheimer Aggressive Growth Fund/VA                            0.66%              N/A             0.01%             0.67%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Oppenheimer Capital Appreciation Fund/VA                         0.68%              N/A             0.02%             0.70%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Oppenheimer Global Securities Fund/VA                            0.67%              N/A             0.02%             0.69%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Oppenheimer Main Street Growth & Income Fund/VA                  0.73%              N/A             0.05%             0.78%
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
------------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Oppenheimer Strategic Bond Fund/VA                               0.74%              N/A             0.04%             0.78%
-------------------------------------------------------------- --------------- ---------------- ---------------- ----------------


(1)  The  figures  shown in the table are for the year ended  December  31, 1999
     (except as otherwise noted).

(2)  Absent  voluntary  reductions and  reimbursements  for certain  Portfolios,
     "Management   Fees,"  "Rule  12b-1  Fees,"  "Other  Expenses,"  and  "Total
     Portfolio  Annual  Expenses"  as a percent  of  average  net  assets of the
     Portfolios would have been as follows:

                                                                                                                  Total Portfolio
                                                               Management        Rule 12b-1         Other             Annual
Portfolio                                                        Fees              Fees            Expenses          Expenses
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
AIM V.I. Balanced Fund                                          0.75%              N/A              0.56%             1.31%
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Morgan Stanley UIF Equity Growth                                0.55%              N/A              0.56%             1.11%
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Morgan Stanley UIF Fixed Income                                 0.40%              N/A              0.56%             0.96%
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Morgan Stanley UIF Global Equity                                0.80%              N/A              0.68%             1.48%
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Morgan Stanley UIF Mid Cap Value                                0.75%              N/A              0.62%             1.37%
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Morgan Stanley UIF Value                                        0.55%              N/A              0.67%             1.22%
---------------------------------------------------------- ----------------- ----------------- ----------------- ---------------

The Portfolio Advisor may discontinue all or part of these voluntary reductions and reimbursements at any time.

                            8     - PROSPECTUS

(3) Initial Class. "Total Annual Portfolio Expenses" reflect offset and other arrangements that reduce expenses.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company ("FMR") on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the "Total Portfolio Annual Expenses" presented in the table would have been .65% for Contrafund(R) Portfolio, .56% for Equity-Income Portfolio, and .65% for Growth Portfolio.

(5) On February 8, 2000, a merger and reorganization was approved that combined the the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On February 8, 2000, fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.55%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.27%, and "Total Annual Portfolio Expenses" 1.07%.

(6) The funds' class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(7) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.60%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.19%, and "Total Annual Portfolio Expenses" 1.04%.

(8) On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to the combined fund effective May 1, 2000.
     The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 1.25%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.29%, and "Total Annual Portfolio Expenses" 1.79%.

(9) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.80%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.05%, and "Total Annual Portfolio Expenses" 1.10%.

(10) The fund administration fee is paid indirectly through the management fee.

(11) On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.65%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.20%, and "Total Annual Portfolio Expenses" 1.10%.

(12) The funds' expenses are based on estimated expenses for the fiscal year ending December 31, 2000.

(13) Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:

                                                               Management        Rule 12b-1          Other             Annual
Portfolio                                                         Fees              Fees            Expenses          Expenses
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Goldman Sachs VIT Capital Growth Fund                            0.75%              N/A              0.94%             1.69%
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Goldman Sachs VIT CORESM Small Cap Equity Fund                   0.75%              N/A              0.75%             1.50%
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Goldman Sachs VIT Global Income Fund                             0.90%              N/A              1.78%             2.68%
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------
Goldman Sachs VIT International Equity Fund                      1.00%              N/A              0.77%             1.77%
----------------------------------------------------------- ----------------- ----------------- ----------------- ---------------

The Portfolio Advisor may discontinue all or part of these voluntary reductions and reimbursements at any time.

(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series, 0.87% for Growth with Income Series, 1.05% for New Discovery Series, and 0.85% for Research Series.

(15) MFS has contractually agreed, subject to reimbursement, to bear expenses for this series such that its "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series during the current fiscal year: 0.15% for New Discovery Series. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

9     - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.


Variable Sub-Account                                        1 Year       3 Years        5 Years         10 Years
--------------------                                        ------       -------        -------         --------
AIM V.I. Balanced                                              $85          $122          $162            $289
AIM V.I. Diversified Income                                    $82          $110          $142            $250
AIM V.I. Government Securities                                 $82          $113          $146            $257
AIM V.I. Growth                                                $81          $107          $137            $239
AIM V.I. Growth and Income                                     $81          $109          $139            $243
AIM V.I. International Equity                                  $83          $115          $149            $264
AIM V.I. Value                                                 $81          $108          $138            $242
The Dreyfus Socially Responsible Growth Fund, Inc.             $81          $109          $140            $245
Dreyfus Stock Index Fund                                       $76          $93           $112            $188
Dreyfus VIF Growth & Income                                    $81          $109          $140            $245
Dreyfus VIF Money Market                                       $79          $103          $129            $223
Fidelity VIP Contrafund(R)                                     $80          $106          $134            $233
Fidelity VIP Equity-Income                                     $79          $102          $128            $222
Fidelity VIP Growth                                            $80          $105          $133            $232
Fidelity VIP High Income                                       $80          $106          $135            $235
Franklin Small Cap--Class 2                                    $84          $118          $154            $274
Mutual Shares Securities--Class 2                              $84          $117          $153            $271
Templeton Developing Markets Securities--Class 2               $92          $141          $192            $348
Templeton Growth Securities--Class 2                           $85          $120          $157            $281
Templeton International Securities--Class 2                    $85          $120          $157            $281
Goldman Sachs VIT Capital Growth                               $83          $116          $151            $267
Goldman Sachs VIT CORESM Small Cap Equity                      $83          $116          $151            $267
Goldman Sachs VIT CORESM U.S. Equity                           $82          $113          $146            $257
Goldman Sachs VIT Global Income                                $85          $120          $158            $283
Goldman Sachs VIT International Equity                         $87          $126          $169            $303
MFS Emerging Growth                                            $82          $111          $142            $251
MFS Growth with Income                                         $82          $112          $145            $255
MFS New Discovery                                              $84          $118          $154            $274
MFS Research                                                   $82          $111          $144            $253
Morgan Stanley UIF Equity Growth                               $82          $111          $143            $252
Morgan Stanley UIF Fixed Income                                $80          $106          $135            $236
Morgan Stanley UIF Global Equity                               $85          $120          $158            $283
Morgan Stanley UIF Mid Cap Value                               $84          $117          $153            $272
Morgan Stanley UIF Value                                       $82          $111          $143            $252
Oppenheimer Aggressive Growth                                  $80          $106          $134            $233
Oppenheimer Capital Appreciation                               $80          $106          $135            $236
Oppenheimer Global Securities                                  $73          $85            $98            $159
Oppenheimer Main Street Growth & Income                        $81          $109          $139            $244
Oppenheimer Strategic Bond                                     $81          $109          $139            $244


                           10     - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                        1 Year       3 Years       5 Years         10 Years
--------------------                                        ------       -------       -------         --------
AIM V.I. Balanced                                              $26         $80           $136            $289
AIM V.I. Diversified Income                                    $22         $68           $116            $250
AIM V.I. Government Securities                                 $23         $70           $120            $257
AIM V.I. Growth                                                $21         $65           $111            $239
AIM V.I. Growth and Income                                     $21         $66           $113            $243
AIM V.I. International Equity                                  $23         $72           $124            $264
AIM V.I. Value                                                 $21         $66           $113            $242
The Dreyfus Socially Responsible Growth Fund, Inc.             $22         $67           $114            $245
Dreyfus Stock Index Fund                                       $16         $50            $87            $188
Dreyfus VIF Growth & Income                                    $22         $67           $114            $245
Dreyfus VIF Money Market                                       $20         $60           $103            $223
Fidelity VIP Contrafund(R)                                     $20         $63           $108            $233
Fidelity VIP Equity-Income                                     $19         $60           $103            $222
Fidelity VIP Growth                                            $20         $63           $108            $232
Fidelity VIP High Income                                       $21         $64           $109            $235
Franklin Small Cap--Class 2                                    $25         $75           $129            $274
Mutual Shares Securities--Class 2                              $24         $74           $127            $271
Templeton Developing Markets Securities--Class 2               $32         $98           $166            $348
Templeton Growth Securities--Class 2                           $25         $77           $132            $281
Templeton International Securities--Class 2                    $25         $77           $132            $281
Goldman Sachs VIT Capital Growth                               $24         $73           $125            $267
Goldman Sachs VIT CORESM Small Cap Equity                      $24         $73           $125            $267
Goldman Sachs VIT CORESM U.S. Equity                           $23         $70           $120            $257
Goldman Sachs VIT Global Income                                $25         $78           $133            $283
Goldman Sachs VIT International Equity                         $27         $84           $143            $303
MFS Emerging Growth                                            $22         $68           $117            $251
MFS Growth with Income                                         $23         $70           $119            $255
MFS New Discovery                                              $25         $75           $129            $274
MFS Research                                                   $22         $69           $118            $253
Morgan Stanley UIF Equity Growth                               $22         $69           $117            $252
Morgan Stanley UIF Fixed Income                                $21         $64           $110            $236
Morgan Stanley UIF Global Equity                               $25         $78           $133            $283
Morgan Stanley UIF Mid Cap Value                               $24         $75           $128            $272
Morgan Stanley UIF Value                                       $22         $69           $117            $252
Oppenheimer Aggressive Growth                                  $20         $63           $108            $233
Oppenheimer Capital Appreciation                               $21         $64           $110            $236
Oppenheimer Global Securities                                  $14         $42            $73            $159
Oppenheimer Main Street Growth & Income                        $22         $66           $114            $244
Oppenheimer Strategic Bond                                     $22         $66           $114            $244


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGES 8-9 ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LESSER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LESSER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $40,000.

                           11     - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were not offered prior to the date of this prospectus. The financial statements of the Variable Account and Allstate New York appear in the Statement of Additional Information.

                           12     - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Allstate Provider Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age of any Contract owner is age 85. The maximum issue age of any Annuitant is age 80.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner, if living, otherwise

- the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in

                           13     - PROSPECTUS
the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Northbrook, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 3100 Sanders Road, Suite J4A, Northbrook, Illinois, 60062).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law

                           14     - PROSPECTUS
permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under
Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           15     - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Portfolios. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


--------------------------------------------------------- -------------------------------------------- --------------------------
Portfolio:                                                Each Portfolio Seeks:                            Investment Advisor:
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. Balanced Fund*                                   As high a total return as possible,             A I M Advisors, Inc.
                                                          consistent with preservation of capital
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. Diversified Income Fund*                         A high level of current income
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. Government Securities Fund*                      A high level of current income consistent
                                                          with a reasonable concern for safety of
                                                          principal
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. Growth Fund*                                     Growth of capital
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. Growth and Income Fund*                          Growth of capital with a secondary
                                                          objective of current income
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. International Equity Fund*                       Long-term growth of capital
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
AIM V.I. Value Fund*                                      Long-term growth of capital. Income is a
                                                          secondary objective.
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.; The Dreyfus Stock Index Fund;  AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF)
(collectively, the Dreyfus Funds)
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.        Capital growth and, secondarily, current       The Dreyfus Corporation
                                                          income
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Dreyfus Stock Index Fund                                  To match the total return of the Standard
                                                          & Poor's 500 Composite Stock Price Index
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Dreyfus  VIF Growth & Income Portfolio                    Long-term capital growth, current income and
                                                          growth of income, consistent with reasonable
                                                          investment risk
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Dreyfus  VIF Money  Market Portfolio                      A high level of  current income    as   is
                                                          consistent   with the  preservation
                                                          of  capital   and the   maintenance
                                                          of liquidity
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Fidelity VIP Equity-Income Portfolio                      Reasonable income                               Fidelity Management &
                                                                                                            Research Company
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Fidelity VIP Growth Portfolio                             Capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Fidelity VIP High Income Portfolio                        High level of current income while also
                                                          considering growth of capital
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Fidelity VIP Contrafund(R) Portfolio                      Long-term capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) - Class 2
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Franklin Small Cap Fund                                   Long-term capital growth                       Franklin Advisers, Inc.
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Mutual Shares Securities Fund                             Capital appreciation. Secondary goal is       Franklin Mutual Advisers,
                                                          income.                                                 LLC.
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Templeton Developing Markets Securities Fund              Long-term capital appreciation                  Templeton Investment
                                                                                                              Counsel, Inc.
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Templeton Growth Securities Fund                          Long-term capital growth                      Templeton Global Advisors
                                                                                                         Limited
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Templeton International Securities Fund                   Long-term capital growth                        Templeton Investment
                                                                                                              Counsel, Inc.
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Goldman Sachs VIT Capital Growth Fund                     Long-term growth of capital                      Goldman Sachs Asset
                                                                                                               Management
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Goldman Sachs VIT CORE(SM) Small Cap Equity Fund          Long-term growth of capital
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Goldman Sachs VIT CORE(SM) U.S. Equity Fund               Long-term growth of capital and dividend
                                                          income
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Goldman Sachs VIT Global Income Fund                      A high total return, emphasizing
                                                          current income  and,  to a lesser
                                                          extent  providing opportunities for
                                                          capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Goldman Sachs VIT International Equity Fund               Long-term capital appreciation                   Goldman Sachs Asset
                                                                                                        Management International
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
MFS Emerging Growth Series                                Long-term growth of capital                    Massachusetts Financial
                                                                                                                Services
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
MFS Growth with Income Series                             Reasonable current income and long-term
                                                          growth of capital and income
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
MFS New Discovery Series                                  Capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
MFS Research Series                                       Long-term growth of capital and future
                                                          income
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
THE Universal Institutional Funds, Inc.
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Morgan Stanley UIF Equity Growth                          Long-term capital appreciation                  Morgan Stanley Asset
                                                                                                               Management
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Morgan Stanley UIF Fixed Income                           Above-average total return over a market
                                                          cycle of three to five years
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Morgan Stanley UIF Global Equity                          Long-term capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Morgan Stanley UIF Mid Cap Value                          Above-average total return over a market
                                                          cycle of three to five years
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Morgan Stanley UIF Value                                  Above-average total return over a market          Miller Anderson &
                                                          cycle of three to five years                        Sherrerd, LLP
--------------------------------------------------------- -------------------------------------------- --------------------------
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Oppenheimer Aggressive Growth Fund/VA                     Capital appreciation                           OppenheimerFunds, Inc.
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Oppenheimer Capital Appreciation Fund/VA                  Capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Oppenheimer Global Securities Fund/VA                     Long-term capital appreciation
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Oppenheimer Main Street Growth & Income Fund/VA           High total return, which includes growth
                                                          in the value of its shares as well as
                                                          current income, from equity and debt
                                                          securities
--------------------------------------------------------- -------------------------------------------- --------------------------
--------------------------------------------------------- -------------------------------------------- --------------------------
Oppenheimer Strategic Bond Fund/VA                        High level of current income
--------------------------------------------------------- -------------------------------------------- --------------------------

* The Portfolios' investment objectives may be changed by the Portfolios' Board of Trustees without shareholder approval.


                           16 - PROSPECTUS


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                           17     - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

GUARANTEE PERIODS
Each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a GUARANTEE PERIOD. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your sales representative for more information.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                           18     - PROSPECTUS

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                                                     END OF CONTRACT YEAR

                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                      1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                              $10,920.25
  X (1 + Annual Interest Rate)                                                   1.045
                                                                            ----------
                                                                            $11,411.66
Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                                1.045
                                                                                         ----------
                                                                                         $11,925.19
Contract Value at end of Contract Year........                                                       $11,925.19
  X (1 + Annual Interest Rate)                                                                            1.045
                                                                                                     ----------
                                                                                                     $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

     1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

     2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to

                           19     - PROSPECTUS
use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the PREFERRED WITHDRAWAL AMOUNT, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page 23, or

- to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging

                           20     - PROSPECTUS

Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, or the 1 year Guarantee Period of the Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will

                           21     - PROSPECTUS
automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Balanced Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Balanced Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Balanced Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that

                           22     - PROSPECTUS
exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; and

- withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of these charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                           23     - PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                           24     - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

                           25     - PROSPECTUS

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the  frequency  of your  payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

                           26     - PROSPECTUS

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies or,

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies).

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3. the Contract Value on the DEATH BENEFIT ANNIVERSARY immediately preceding the date we determine the death benefit, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we determine the death benefit. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

    (i) the date we determine the death benefit, or

    (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits.

The value of the death benefit will be determined at the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes DUE PROOF OF DEATH.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:


    (a)   =   the withdrawal amount,

    (b)   =   the Contract Value immediately prior to
              the withdrawal, and

    (c)   =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.

See Appendix B for an example representative of how the withdrawal adjustment applies.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The new Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic

                           27     - PROSPECTUS
payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center is located in Northbrook, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns Allstate New York the financial performance rating of A+(g). Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 39 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

                           28     - PROSPECTUS

THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of any purchase payments. These commissions are intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.


                           29     - PROSPECTUS

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

YEAR 2000
Allstate New York is heavily dependent upon complex computer systems for all phases of its operations, including customer service and policy and contract administration. Since many of Allstate New York's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("Year 2000 Issue"). Allstate New York believes that many of its counterparties and suppliers also had potential Year 2000 Issues that could affect Allstate New York. In 1995, Allstate Insurance Company commenced a four-phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Allstate New York actively working with its major external counterparties and suppliers to assess their compliance efforts and Allstate New York's exposure to them. Because of the accuracy of this plan, and its timely completion, Allstate New York has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

                           30     - PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1) the Contract owner is a natural person,

2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross

                           31     - PROSPECTUS
income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1) made on or after the date the Contract owner attains age 59 1/2;

2) made as a result of the Contract owner's death or disability;

3) made in substantially equal periodic payments over the owner's life or life expectancy,

4) made under an immediate annuity; or

5) attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

                           32     - PROSPECTUS

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).

                           33     - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                           34     - PROSPECTUS

EXPERTS
-------------------------------------------------------------------

The financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           35     - PROSPECTUS

APPENDIX A
MARKET VALUE ADJUSTMENT EXAMPLES
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.
  N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.
  J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.
          Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                     $10,000 allocated to a Guarantee Period
Guarantee Period:                     5 years
Guaranteed Interest Rate:             4.50%
5 Year Treasury Rate at the time the
  Guarantee Period is established:    4.50%
Full Surrender:                       End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract    10,000.00 X (1.045)3 = $11,411.66
Year 3:
Step 2. Calculate the Preferred Withdrawal Amount:     .15 X 10,000.00 = $1,500.00


Step 3. Calculate the Market Value Adjustment:                             I   =   4.5%
                                                                           J   =   4.2%
                                                                                   730 days
                                                                           N   = -------    =   2
                                                                                   365 days

                                                       Market Value Adjustment
                                                       Factor: .9 X (I - J) X N = .9 X (.045 -.042) X (730/365) = .0054

                                                       Market Value Adjustment =
                                                       Market Value Adjustment Factor X Amount Subject to Market Value
                                                       Adjustment:
                                                       = .0054 X (11,411.66 - 1,500.00) = $53.52


Step 4. Calculate the Withdrawal Charge:               .05 X (10,000.00 - 1,500.00 + 53.52) = $427.68

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract     11,411.66 - 427.68 + 53.52 = $11,037.50
Year 3:


                             EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract            10,000.00 X (1.045)3 = $11,411.66
Year 3:

Step 2. Calculate the Preferred Withdrawal Amount:             .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value Adjustment:                   I   =   4.5%
                                                                 J   =   4.8%
                                                                         730 days   =   2
                                                                 N   =  -------
                                                                         365 days
                                                               Market Value Adjustment
                                                               Factor: .9 X (I - J) X N  = .9 X (.045 - .048) X  (730/365) =-.0054

                                                               Market Value Adjustment =
                                                               Market Value Adjustment Factor X
                                                               Amount Subject to
                                                               Market Value Adjustment:
                                                               -.0054 X (11,411.66 - 1,500.00) = -$53.52


Step 4. Calculate the Withdrawal Charge:                       .05 X (10,000.00 - 1,500.00 -53.52) = $422.32

Step 5. Calculate the amount received by customers as
a result of full withdrawal at the end of Contract             11,411.66 - 422.32 - 53.52 = $10,935.82
Year 3:



APPENDIX B
-------------------------------------------------------------------

                          WITHDRAWAL ADJUSTMENT EXAMPLE

Issue Date:                   January 1, 2000
Initial Purchase Payment:             $50,000

                                                                     DEATH BENEFIT
AMOUNT

---------------------------------------
                                                                             DEATH
                                 CONTRACT                    CONTRACT       BENEFIT      GREATEST
                               VALUE BEFORE   TRANSACTION   VALUE AFTER   ANNIVERSARY ANNIVERSARY
DATE     TYPE OF OCCURRENCE     OCCURRENCE      AMOUNT      OCCURRENCE       VALUE         VALUE
----     ------------------    ------------   -----------   -----------   -----------  -----------
1/1/00   Issue Date               --            $50,000       $50,000    $50,000       $50,000
1/1/01   Contract Anniversary    $55,000         --           $55,000    $50,000       $55,000
7/1/01   Partial Withdrawal      $60,000        $15,000       $45,000    $37,500       $41,250

Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.

Death Benefit Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal               (d)  $50,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $12,500
Adjusted Death Benefit                                                                              $37,500

Greatest Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior to Partial Withdrawal               (d)  $55,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $13,750
Adjusted Death Benefit                                                                              $41,250

Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE
----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                      3
----------------------------------------------------------------------------
THE CONTRACT                                                              4
----------------------------------------------------------------------------
   Purchases                                                              4
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)           4
----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                   5
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES                                  11
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS                                  12
----------------------------------------------------------------------------

----------------------------------------------------------------------------
DESCRIPTION                                                             PAGE

GENERAL MATTERS                                                          13
----------------------------------------------------------------------------
   Incontestability                                                      13
----------------------------------------------------------------------------
   Settlements                                                           13
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets                          13
----------------------------------------------------------------------------
   Premium Taxes                                                         13
----------------------------------------------------------------------------
   Tax Reserves                                                          13
----------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                      14
----------------------------------------------------------------------------
QUALIFIED PLANS                                                          15
----------------------------------------------------------------------------
EXPERTS                                                                  17
----------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                     18
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                        SelectDirections(sm) Variable Annuity

Allstate Life Insurance Company of New York
P.O. Box 94038, Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682            Prospectus dated September __, 2000


Allstate Life Insurance Company of New York ("Allstate New York") is offering the SelectDirections(sm) Variable Annuity, a group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 25 investment alternatives ("investment alternatives"). The investment alternatives include the fixed account ("Fixed Account") and 24 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund portfolios ("Portfolios"):

  AIM Variable Insurance Funds:                               MFS(R)Variable Insurance Trust(sm):
   AIM V.I. Capital Appreciation Fund                          MFS Bond Series
   AIM V.I. Diversified Income Fund                            MFS Growth with Income Series
   AIM V.I. Growth and Income Fund                             MFS High Income Series
   AIM V.I. International Equity Fund                          MFS New Discovery Series
   AIM V.I. Value Fund                                        Oppenheimer Variable Account Funds:
  Fidelity Variable Insurance Products Fund (VIP):             Oppenheimer Bond Fund/VA
   Fidelity VIP Contrafund(R) Portfolio                        Oppenheimer Capital Appreciation Fund/VA
   Fidelity VIP Growth Portfolio                               Oppenheimer Global Securities Fund/VA
   Fidelity VIP High Income Portfolio                          Oppenheimer High Income Fund/VA
   Fidelity VIP Index 500 Portfolio                            Oppenheimer (sm)all Cap Growth Fund/VA
   Fidelity VIP Investment Grade Bond Portfolio               Van Kampen Life Investment Trust:
   Fidelity VIP Overseas Portfolio                             Van Kampen LIT Comstock Portfolio
                                                               Van Kampen LIT Domestic Income Portfolio
                                                               Van Kampen LIT Emerging Growth Portfolio
                                                               Van Kampen LIT Money Market Portfolio


We (Allstate New York) have filed a Statement of Additional Information, dated September __, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                  The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. anyone who tells you otherwise is committing a federal crime.

IMPORTANT         The  Contracts may be  distributed  through  broker-dealers  that have
NOTICES           relationships  with banks or other financial  institutions  or by employees  of such banks.  However,  the  Contracts  are not  deposits, or obligations of, or guaranteed by such institutions or any federal regulatory agency.  Investment in the Contracts involves investment risks, including possible loss of principal.

                  The Contracts are not FDIC insured.

                  The Contracts are only available in New York.


Table of Contents
-------------------------------------------------------------------------------

                                                                        Page

----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms
----------------------------------------------------------------------------
   The Contract at a Glance
----------------------------------------------------------------------------
   How the Contract Works
----------------------------------------------------------------------------
   Expense Table
----------------------------------------------------------------------------
   Financial Information
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Contract Value
----------------------------------------------------------------------------
   Investment Alternatives
----------------------------------------------------------------------------
      The Variable Sub-Accounts
----------------------------------------------------------------------------
      The Fixed Account
----------------------------------------------------------------------------
      Transfers
----------------------------------------------------------------------------
   Expenses
----------------------------------------------------------------------------
   Access to Your Money
----------------------------------------------------------------------------
   Income Payments
----------------------------------------------------------------------------
   Death Benefits
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:
----------------------------------------------------------------------------
      Allstate New York
----------------------------------------------------------------------------
      The Variable Account
----------------------------------------------------------------------------
      The Portfolios
----------------------------------------------------------------------------
      The Contract
----------------------------------------------------------------------------
      Qualified Plans
----------------------------------------------------------------------------
      Legal Matters
----------------------------------------------------------------------------
      Year 2000
----------------------------------------------------------------------------
   Taxes
----------------------------------------------------------------------------
   Annual Reports and Other Documents
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
Appendix A -- Market Value Adjustment Examples                          A-1
----------------------------------------------------------------------------
Appendix B -- Withdrawal Adjustment Example                             B-1
----------------------------------------------------------------------------
Statement Of Additional Information Table of Contents                   C-1
----------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                       PAGE

----------------------------------------------------------------------------------
   Accumulation Phase
----------------------------------------------------------------------------------
   Accumulation Unit
----------------------------------------------------------------------------------
   Accumulation Unit Value
----------------------------------------------------------------------------------
   Allstate New York ("We")
----------------------------------------------------------------------------------
   Anniversary Values
----------------------------------------------------------------------------------
   Annuitant
----------------------------------------------------------------------------------
   Automatic Additions Program
----------------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program
----------------------------------------------------------------------------------
   Beneficiary
----------------------------------------------------------------------------------
   Cancellation Period
----------------------------------------------------------------------------------
   Contract*
----------------------------------------------------------------------------------
   Contract Anniversary
----------------------------------------------------------------------------------
   Contract Owner ("You")
----------------------------------------------------------------------------------
   Contract Value
----------------------------------------------------------------------------------
   Contract Year
----------------------------------------------------------------------------------
   Death Benefit Anniversary
----------------------------------------------------------------------------------
   Dollar Cost Averaging Program
----------------------------------------------------------------------------------
   Due Proof of Death
----------------------------------------------------------------------------------
   Fixed Account
----------------------------------------------------------------------------------
   Guarantee Periods
----------------------------------------------------------------------------------
   Income Plan
----------------------------------------------------------------------------------
   Investment Alternatives
----------------------------------------------------------------------------------
   Issue Date
----------------------------------------------------------------------------------
   Market Value Adjustment
----------------------------------------------------------------------------------
   Payout Phase
----------------------------------------------------------------------------------
   Payout Start Date
----------------------------------------------------------------------------------
   Portfolios
----------------------------------------------------------------------------------
   Preferred Withdrawal Amount
----------------------------------------------------------------------------------
   Qualified Contracts
----------------------------------------------------------------------------------
   Right to Cancel
----------------------------------------------------------------------------------
   SEC
----------------------------------------------------------------------------------
   Settlement Value
----------------------------------------------------------------------------------
   Systematic Withdrawal Program
----------------------------------------------------------------------------------
   Treasury Rate
----------------------------------------------------------------------------------
   Valuation Date
----------------------------------------------------------------------------------
   Variable Account
----------------------------------------------------------------------------------
   Variable Sub-Account
----------------------------------------------------------------------------------

*The  SelectDirections(sm)    Variable  Annuity  is a group  contract  and your
ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE
------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                         You can  purchase a Contract
                                          with as little as $3,000 ($2,000 for a
                                          "Qualified   Contract,"   which  is  a
                                          Contract   issued   with  a  qualified
                                          plan). You can add to your Contract as
                                          often  and as  much as you  like,  but
                                          each  payment  must be at least  $100.
                                          You must  maintain  a minimum  account
                                          size of $1,000.

--------------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL                           You may cancel your Contract
                                          within 10 days after  receipt (60 days
                                          if you are exchanging another contract
                                          for  the  Contract  described  in this
                                          prospectus)  ("Cancellation  Period").
                                          Upon  cancellation we will return your
                                          purchase   payments  adjusted  to  the
                                          extent federal or state law permits to
                                          reflect the  investment  experience of
                                          any amounts  allocated to the Variable
                                          Account.

--------------------------------------------------------------------------------------------------------------

EXPENSES                                  You will bear the following expenses:
                                           -  Total Variable Account annual fees equal to 1.25% of
                                              average daily net assets
                                           -  Annual contract maintenance charge of $30 (with certain exceptions)
                                           - Withdrawal charges ranging from 0% to 7% of payment withdrawn
                                             (with certain exceptions)
                                           - Transfer fee of $10 after 12th transfer in any Contract Year
                                             (fee currently waived)
                                           - State premium tax (New York currently does not impose one).

                                           - In  addition, each Portfolio pays  expenses  that  you  will bear  indirectly  if you invest in a Variable Sub-Account.

------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                    The Contract offers 25 investment alternatives including:
                                            -  the Fixed Account (which credits interest at rates we guarantee), and
                                            -  24 Variable Sub-Accounts investing in Portfolios offering professional money management by:

                                                       - A I M Advisors, Inc.
                                                       - Fidelity Management & Research Company
                                                       - Massachusetts Financial Services
                                                       - OppenheimerFunds, Inc.
                                                       - Van Kampen Asset Management Inc.

                                          To find out current rates being paid on the Fixed Account, or to find out how  the  Variable  Sub-Accounts  have performed, please call us at
                                          1-800-692-4682.

------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES                           For your convenience, we offer these special services:

                                           - Automatic Portfolio Rebalancing Program
                                           -  Automatic Additions Program
                                           -  Dollar Cost Averaging Program
                                           -  Systematic Withdrawal Program

------------------------------------------------------------------------------------------------------------------
INCOME PAYMENTS                             You  can choose fixed income payments, variable
                                            income payments, or a combination of the two.
                                            You can receive  your income  payments  in one of
                                            the following ways:

                                            - life income with guaranteed payments
                                            -  a joint and survivor life income with guaranteed payments
                                            - guaranteed payments for a specified period (5 to 30 years)

--------------------------------------------------------------------------------------------------------------
DEATH BENEFITS                              If you die before the Payout Start Date, we will pay the
                                            death benefit described in the Contract.
---------------------------------------------------------------------------------------------------------------
TRANSFERS                                    Before  the  Payout Start  Date, you may transfer your
                                             Contract  value ("CONTRACT VALUE")among the
                                             investment alternatives, with certain restrictions.
                                             Transfers to the Fixed Account  must be at least $500.

                                             We do not currently  impose a fee upon transfers.
                                             However,   we  reserve  the right  to  charge  $10  per
                                             transfer   after  the  12th transfer in each  "Contract
                                             Year,"   which  we  measure from the date we issue your
                                             contract or a Contract anniversary("Contract Anniversary").
---------------------------------------------------------------------------------------------------------------
WITHDRAWALS                                  You may withdraw some or all of your Contract Value at
                                             anytime during the Accumulation Phase. Full or partial
                                             withdrawals also are available under limited  circumstances on or after the Payout Start Date.  In general, you must
                                             withdraw at least $50 at a time ($1,000 for  withdrawals
                                             made during the Payout  Phase).  A 10% federal  tax  penalty may apply if you withdraw  before  you are 59 1/2 years
                                             old.  A withdrawal charge and Market Value Adjustment also may apply.


HOW THE CONTRACT WORKS
------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 25 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date")and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans")
described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

ISSUE                                          PAYOUT START
DATE           ACCUMULATION PHASE                  DATE                    PAYOUT PHASE
  ------------------------------------------------------------------------------------------------------------
               You save for retirement
|                                              |                           |
You buy                                        You elect to receive        You can receive       Or you can
a Contract                                     income payments or          income payments       receive income
                                               receive a lump sum          for a set period      payments for life
                                               payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.

EXPENSE TABLE
-------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:   0   1   2   3   4   5   6   7+
-----------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                 7%  6%  5%  4%  3%  2%  1%  0%
-----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                       $30.00**
-----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                            $10.00***
-----------------------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.15%
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.25%
----------------------------------------------------------------------


PORTFOLIO ANNUAL EXPENSES (After Any Fee Waivers or Reductions) (as a percentage of Portfolio average daily net assets)(1)

Portfolio                                                             Management Fee      Other Expenses     Total Annual
                                                                                                              Expenses
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Fund                                      0.62%               0.11%           0.73%
  AIM V.I. Diversified Income Fund                                        0.60%               0.23%           0.83%
  AIM V.I. Growth and Income Fund                                         0.61%               0.16%           0.77%
  AIM V.I. International Equity Fund                                      0.75%               0.22%           0.97%
  AIM V.I. Value Fund                                                     0.61%               0.15%           0.76%

Fidelity Variable Insurance Products Fund (VIP)
  Fidelity VIP Contrafund(R)Portfolio (Initial Class)(2)                  0.58%               0.09%           0.67%
  Fidelity VIP Growth Portfolio (Initial Class)(2)                        0.58%               0.08%           0.66%
  Fidelity VIP High Income Portfolio(Initial Class)                       0.58%               0.11%           0.69%
  Fidelity VIP Index 500Portfolio (Initial Class) (3)                     0.24%               0.04%           0.28%
  Fidelity VIP Investment Grade Bond Portfolio(Initial Class)             0.43%               0.11%           0.54%
  Fidelity VIP Overseas Portfolio (Initial Class)(2)                      0.73%               0.18%           0.91%

MFS(R) Variable Insurance Trust(sm)
  MFS Bond Series (4)(5)                                                  0.60%                0.16%          0.76%
  MFS Growth with Income Series (4)                                       0.75%                0.13%          0.88%
  MFS High Income Series (4)(5)                                           0.75%                0.16%          0.91%
  MFS New Discovery Series (4)(5)                                         0.90%                0.17%          1.07%

Oppenheimer Variable Account Funds
  Oppenheimer Bond Fund/VA                                                0.72%                0.01%          0.73%
  Oppenheimer Capital Appreciation Fund/VA                                0.68%                0.02%          0.70%
  Oppenheimer Global Securities Fund/VA                                   0.67%                0.02%          0.69%
  Oppenheimer High Income Fund/VA                                         0.74%                0.01%          0.75%
  Oppenheimer Small Cap Growth Fund/VA (6)                                0.75%                0.00%          0.75%

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Portfolio (7)(8)                                0.00%               0.95%           0.95%
  Van Kampen LIT Domestic Income Portfolio(8)(9)                          0.01%               0.60%           0.61%
  Van Kampen LIT Emerging Growth Portfolio (8)                            0.47%               0.18%           0.65%
  Van Kampen LIT Money Market Portfolio(8)(9)                             0.29%               0.43%           0.62%


Footnotes

(1) Figures shown in the table are for the period ended December 31, 1999 unless otherwise indicated.

(2) A portion of the brokerage commissions that these Portfolios paid was used to reduce the Portfolios' expenses. In addition, certain Portfolios, or Fidelity Management & Research Company on behalf of certain Portfolios, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total annual expenses would have been: 0.65% for the Fidelity VIP ContrafundR Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; and 0.87% for Fidelity VIP Overseas Portfolio.

(3) Fidelity Management & Research Company agreed to reimburse a portion of the Fidelity VIP Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been 0.24%, 0.10% and 0.34%, respectively.

(4) Each series of the MFS(R) Variable Insurance Trust(sm) has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and may be higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.87% for Growth with Income Series, 1.05% for New Discovery Series, 0.90% for High Income Series and 0.75% for Bond Series.

(5) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Bond Series, 0.15% for High Income Series, and 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(6) The figures shown in the Expense Table have been reduced to reflect certain voluntary fee waivers and expense reimbursements from OppenheimerFunds, Inc., the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, then the management fee, other expenses and total annual expenses for the fiscal year ended December 31, 1999 for the Oppenheimer Small Cap Growth Portfolio would have been 0.75%, 0.59% and 1.34%, respectively.

(7) Because the Van Kampen LIT Comstock Portfolio did not commence operations until April 30, 1999, the percentages for fees and expenses in the Expense Table are estimated for the Portfolio's last fiscal year ending December 31, 1999.

(8) The figures shown in the Expense Table have been reduced to reflect certain voluntary fee waivers and expense reimbursements from Van Kampen Asset Management Inc., the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, total annual expenses for the fiscal year ended December 31, 1999 would have been: 1.10% for the Van Kampen LIT Domestic Income Portfolio, 0.88% for the Van Kampen LIT Emerging Growth Portfolio, 0.93% for the Van Kampen LIT Money Market Portfolio, and 1.36% for the Van Kampen LIT Comstock Portfolio.

(9) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios for the year ended December 31, 1999 would decrease by 0.01% for the Van Kampen LIT Domestic Income Portfolio, and 0.02% for the Van Kampen LIT Money Market Portfolio.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.

Variable Sub-Account                                        1 Year       3 Years       5 Years         10 Years
--------------------                                        ------       -------       -------         --------

AIM V.I. Capital Appreciation                                  $85          $128          $175            $284
AIM V.I. Diversified Income                                    $85          $131          $180            $294
AIM V.I. Growth and Income                                     $85          $129          $177            $288
AIM V.I. International Equity                                  $87          $135          $187            $309
AIM V.I. Value                                                 $85          $129          $176            $287
Fidelity VIP Contrafund(R)                                     $84          $126          $171            $278
Fidelity VIP Growth                                            $84          $126          $171            $277

Fidelity VIP High Income                                       $84          $127          $172            $280
Fidelity VIP Index 500                                         $80          $114          $151            $236
Fidelity VIP Investment Grade Bond                             $83          $122          $165            $264
Fidelity VIP Overseas                                          $86          $134          $184            $303
MFS Bond                                                       $85          $129          $176            $287
MFS Growth with Income                                         $85          $129          $176            $286
MFS High Income                                                $85          $129          $176            $286
MFS New Discovery                                              $86          $133          $182            $299
Oppenheimer Bond/VA                                            $86          $134          $184            $303
Oppenheimer Capital Appreciation/VA                            $84          $127          $172            $280
Oppenheimer Global Securities/VA                               $88          $138          $192            $319
Oppenheimer High Income/VA                                     $84          $128          $175            $284
Oppenheimer Small Cap Growth/VA                                $84          $127          $173            $281
Van Kampen Comstock                                            $87          $135          $186            $307
Van Kampen Domestic Income                                     $83          $124          $168            $271
Van Kampen Emerging Growth                                     $84          $126          $170            $276
Van Kampen Money Market                                        $83          $125          $169            $273

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                        1 Year       3 Years       5 Years         10 Years
--------------------                                        ------       -------       -------         --------

AIM V.I. Capital Appreciation                                  $25          $77           $132            $284
AIM V.I. Diversified Income                                    $26          $80           $137            $294
AIM V.I. Growth and Income                                     $25          $78           $134            $288
AIM V.I. International Equity                                  $27          $84           $144            $309
AIM V.I. Value                                                 $25          $78           $134            $287
Fidelity VIP Contrafund(R)                                     $24          $75           $129            $278
Fidelity VIP Growth                                            $24          $75           $128            $277

Fidelity VIP High Income                                       $25          $76           $130            $280
Fidelity VIP Index 500                                         $20          $63           $109            $236
Fidelity VIP Investment Grade Bond                             $23          $71           $122            $264
Fidelity VIP Overseas                                          $27          $83           $141            $303
MFS Bond                                                       $25          $78           $134            $287
MFS Growth with Income                                         $25          $78           $133            $286
MFS High Income                                                $25          $78           $133            $286
MFS New Discovery                                              $27          $82           $140            $299
Oppenheimer Bond/VA                                            $27          $83           $141            $303
Oppenheimer Capital Appreciation/VA                            $25          $76           $130            $280
Oppenheimer Global Securities/VA                               $28          $87           $150            $319
Oppenheimer High Income/VA                                     $25          $77           $132            $284
Oppenheimer Small Cap Growth/VA                                $25          $76           $131            $281
Van Kampen Comstock                                            $27          $84           $143            $307
Van Kampen Domestic Income                                     $24          $73           $126            $271
Van Kampen Emerging Growth                                     $24          $75           $128            $276
Van Kampen Money Market                                        $24          $74           $126            $273


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGES __-__ ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. YOUR ACTUAL EXPENSES MAY BE LESSER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LESSER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $20,000.

FINANCIAL INFORMATION
-------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no historical Accumulation Unit Values to report because the Variable Sub-Accounts were first offered under this Contract in the year 2000. The financial statements of the Variable Account and Allstate New York appear in the Statement of Additional Information.

THE CONTRACT
-------------------------------------------------------------------------------

CONTRACT OWNER

The  SelectDirections(sm)   Variable  Annuity is a contract  between  you,  the
Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age of any Contract owner is age 85. The maximum issue age of any Annuitant is age 80.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page __.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner, if living, otherwise

- the youngest Beneficiary.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your Personal Financial Representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center located in Northbrook, Illinois (mailing address: P.O. Box 94038, Palatine, Illinois, 60094-4038; overnight mail: 3100 Sanders Road, Suite J4A, Northbrook, Illinois, 60062).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------------------

You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


-------------------------------------------------------------- -------------------------------------------- -----------------------
Portfolio:                                                     Each Portfolio Seeks:                         Investment Advisor:
-------------------------------------------------------------- -------------------------------------------- -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund*                            Growth of capital.                              A I M Advisors, Inc.
-------------------------------------------------------------- --------------------------------------------
AIM V.I. Diversified Income Fund*                              High level of current income.
-------------------------------------------------------------- --------------------------------------------
AIM V.I. Growth and Income Fund*                               Growth of capital with a secondary
                                                               objective of current income.
-------------------------------------------------------------- --------------------------------------------
AIM V.I. International Equity Fund*                            Long-term growth of capital.
-------------------------------------------------------------- --------------------------------------------
AIM V.I. Value Fund*                                           Long-term growth of capital. Income is a
                                                               secondary objective.
-------------------------------------------------------------- -------------------------------------------- -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio                            Long-term capital appreciation.                 Fidelity Management &
                                                                                                                 Research Company
-------------------------------------------------------------- --------------------------------------------
Fidelity VIP Growth Portfolio                                  Capital appreciation.
-------------------------------------------------------------- --------------------------------------------
Fidelity VIP  High  Income Portfolio                           High level of current income
                                                               while also considering growth of capital.
-------------------------------------------------------------- --------------------------------------------
Fidelity VIP Index 500 Portfolio                               Investment results that correspond to the
                                                               total return of common stocks publicly
                                                               traded in the United States, as
                                                               represented by the S&P 500.
-------------------------------------------------------------- --------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                   High level of current income.
-------------------------------------------------------------- --------------------------------------------
Fidelity VIP Overseas Portfolio                                Long-term growth of capital.
-------------------------------------------------------------- -------------------------------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST (SM)
----------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series                                                As high a level of current income as is     Massachusetts Financial
                                                               believed to be consistent  with prudent       Services
                                                               risk. Its secondary  objective is to
                                                               protect shareholders' capital.
-------------------------------------------------------------- --------------------------------------------
MFS Growth with Income Series                                  Reasonable current income and long-term
                                                               growth of capital and income.
-------------------------------------------------------------- --------------------------------------------
MFS High Income Series                                         High current income.
-------------------------------------------------------------- --------------------------------------------
MFS New Discovery Series                                       Capital appreciation.
-------------------------------------------------------------- --------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA                                       High level of current income.  As a            OppenheimerFunds, Inc.
                                                               secondary objective, the Portfolio seeks
                                                               capital appreciation when consistent with
                                                               its primary objective.
-------------------------------------------------------------- --------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                       Capital appreciation.
-------------------------------------------------------------- --------------------------------------------
Oppenheimer Global Securities Fund/VA                          Long-term capital appreciation.
-------------------------------------------------------------- --------------------------------------------
Oppenheimer High Income Fund/VA                                High level of current income.
-------------------------------------------------------------- --------------------------------------------
Oppenheimer Small Cap Growth Fund/VA                           Capital appreciation.
-------------------------------------------------------------- -------------------------------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio                              Capital growth and income.                        Van Kampen Asset
                                                                                                                 Management Inc.
-------------------------------------------------------------- --------------------------------------------
Van Kampen LIT Domestic Income Portfolio                       Primarily current income. When consistent
                                                               with the primary investment objective,
                                                               capital appreciation is a secondary investment
                                                               objective.
-------------------------------------------------------------- --------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                       Capital appreciation.
-------------------------------------------------------------- --------------------------------------------
Van Kampen  LIT Money Market Portfolio                         Protection of  capital   and
                                                               high current income.
-------------------------------------------------------------- -------------------------------------------- -----------------------

* The Portfolios' investment objectives may be changed by the Portfolios' Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

GUARANTEE PERIODS
Each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your Personal Financial Representative for more information.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your Personal Financial Representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                                                     END OF CONTRACT YEAR

                                                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                 ----------    ----------   ----------   ----------  ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                         1.045
                                                  ----------
                                                  $10,450.00

Contract Value at end of Contract Year........                    $10,450.00
  X (1 + Annual Interest Rate)                                         1.045
                                                                   ----------
                                                                  $10,920.25

Contract Value at end of Contract Year........                               $10,920.25
  X (1 + Annual Interest Rate)                                                    1.045
                                                                             ----------
                                                                             $11,411.66

Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                                1.045
                                                                                         ----------
                                                                                         $11,925.19

Contract Value at end of Contract Year........                                                       $11,925.19
  X (1 + Annual Interest Rate)                                                                            1.045
                                                                                                     ----------
                                                                                                     $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

     1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will beginon the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

     2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

     3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

     4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Preferred Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

- within the Preferred Withdrawal Amount as described on page __, or

- to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For  example,  assume  that you  purchase a  Contract  and you select an initial
Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market
Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix A to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, or the 1 year Guarantee Period of the Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Capital Appreciation Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Capital Appreciation Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Capital Appreciation Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

- multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

- the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract; and

- withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of these charges and expenses, see pages __ - __. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

     1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     2.   An emergency exists as defined by the SEC; or

     3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. In addition, if your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

          -    fixed income payments;

          -    variable income payments; or

          -    a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

     - terminate the Contract and pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

     - reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

     1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

     2.   deducting any applicable premium tax; and

     3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

     1.   any Contract owner dies or,

     2.   the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies).

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1.   the Contract Value as of the date we determine the death benefit, or

     2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

     3. the Contract Value on the DEATH BENEFIT ANNIVERSARY immediately preceding the date we determine the death benefit, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

     4. the greatest of the Anniversary Values as of the date we determine the death benefit. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

          (i)  the date we determine the death benefit, or

          (ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits.

The value of the death benefit will be determined at the end of the Valuation Date on which we receive a complete request for payment of the death benefit, which includes Due Proof of Death.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a)   =   the withdrawal amount,

    (b)   =   the Contract Value immediately prior to
              the withdrawal, and

    (c)   =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.

See Appendix B for an example representative of how the withdrawal adjustment applies.

We will not settle any death claim until we receive Due Proof of Death. We will accept the following documentation as Due Proof of Death:

          -    a certified copy of a death certificate; or

          - a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

          -    any other proof acceptable to us.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

     1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

     2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The new Contract owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

     -    the life of the Contract owner; or

     -    a period not to exceed the life expectancy of the Contract owner; or

     - the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
-------------------------------------------------------------------------------

ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is One Allstate Drive, Farmingville, New York 11738. Our service center is located in Northbrook, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns Allstate New York the financial performance rating of A+(g). Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Allstate New York. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 24 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5% of any purchase payments. From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

     -    issuance of the Contracts;

     -    maintenance of Contract owner records;

     -    Contract owner services;

     -    calculation of unit values;

     -    maintenance of the Variable Account; and

     -    preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

YEAR 2000

Allstate New York is heavily dependent upon complex computer systems for all phases of its operations, including customer service and policy and contract administration. Since many of Allstate New York's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("Year 2000 Issue"). Allstate New York believes that many of its counterparties and suppliers also had potential Year 2000 Issues that could affect Allstate New York. In 1995, Allstate Insurance Company commenced a four-phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Allstate New York actively working with its major external counterparties and suppliers to assess their compliance efforts and Allstate New York's exposure to them. Because of the accuracy of this plan, and its timely completion, Allstate New York has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES
-------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

     1)   the Contract owner is a natural person,

     2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

     3) Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable
Account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

     -    made on or after the date the individual attains age 59 1/2,

     -    made to a beneficiary after the Contract owner's death,

     -    attributable to the Contract owner being disabled, or

     - for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

     1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

     2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1)   made on or after the date the Contract owner attains age 59 1/2;

     2)   made as a result of the Contract owner's death or disability;

     3) made in substantially equal periodic payments over the owner's life or life expectancy,

     4)   made under an immediate annuity; or

     5)   attributable to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

     - Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

     -    Roth IRAs under Section 408A of the Code;

     -    Simplified Employee Pension Plans under Section 408(k) of the Code;

     -    Savings  Incentive  Match  Plans for  Employees  (SIMPLE)  Plans under
          Section 408(p) of the Code;

     -    Tax Sheltered Annuities under Section 403(b) of the Code;

     -    Corporate and Self Employed Pension and Profit Sharing Plans; and

     - State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 1999 and quarterly report on Form 10-Q for the quarters ended March 31, 2000 and June 30, 2000 are incorporated herein by reference, which means that they are legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS
-------------------------------------------------------------------------------

The financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

MARKET VALUE ADJUSTMENT EXAMPLES
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

  N = the number of whole and partial years from the date we receive the withdrawal, transfer or death benefit request, or from the Payout Start Date to the end of the Guarantee Period.

  J = the Treasury Rate for a maturity of length N for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note with a maturity of length N is not available, a weighted average will be used. If N is one year or less, J will be the 1-year Treasury Rate.

          Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Preferred Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:                     $10,000 allocated to a Guarantee Period
Guarantee Period:                     5 years

Guaranteed Interest Rate:             4.50%
5 Year Treasury Rate at the time the
  Guarantee Period is established:    4.50%
Full Surrender:                       End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract    10,000.00 X (1.045)3 = $11,411.66
Year 3:
Step 2. Calculate the Preferred Withdrawal Amount:     .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value Adjustment:         I   =   4.5%
                                                       J   =   4.2%
                                                               730 days
                                                       N   =   -------    =   2
                                                               365 days

                                                       Market Value Adjustment Factor:
                                                       .9 X (I - J) X N  = .9 X (.045 - .042) X (730/365) = .0054

                                                       Market Value Adjustment =
                                                       Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment:
                                                       = .0054 X (11,411.66 - 1,500.00) = $53.52


Step 4. Calculate the Withdrawal Charge:               .05 X (10,000.00 - 1,500.00 + 53.52) = $427.68

Step 5. Calculate the amount received by Customers as
a result of full withdrawal at the end of Contract      11,411.66 - 427.68 + 53.52 = $11,037.50
Year 3:


                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract                      10,000.00 X (1.045)3 =
Year 3:                                                                  $11,411.66

Step 2. Calculate the Preferred Withdrawal Amount:                       .15 X 10,000.00 = $1,500.00

Step 3. Calculate the Market Value Adjustment:                             I   =   4.5%
                                                                           J   =   4.8%
                                                                                   730 days   =   2
                                                                           N   =   -------
                                                                                   365 days
                                                                         Market Value Adjustment Factor:
                                                                         .9 X (I - J) X N = .9 X (.045 - .048) X
                                                                         (730/365) = -.0054

                                                                         Market Value Adjustment =  Market Value Adjustment
                                                                         Factor X Amount Subject to Market Value Adjustment:
                                                                         -.0054 X (11,411.66 - 1,500.00) = -$53.52


Step 4. Calculate the Withdrawal Charge:                                 .05 X (10,000.00 - 1,500.00 - 53.52) = $422.32

Step 5. Calculate the amount received by customers as
a result of full withdrawal at the end of Contract                       11,411.66 - 422.32 - 53.52 = $10,935.82
Year 3:



                                      A-2

APPENDIX B

-------------------------------------------------------------------

                         WITHDRAWAL ADJUSTMENT EXAMPLE

Issue Date:                   January 1, 2000
Initial Purchase Payment:             $50,000

                                                                     DEATH BENEFIT AMOUNT
                                                            ---------------------------------------
                                                                             DEATH

                                 CONTRACT                    CONTRACT       BENEFIT      GREATEST
                               VALUE BEFORE   TRANSACTION   VALUE AFTER   ANNIVERSARY   ANNIVERSARY
DATE     TYPE OF OCCURRENCE     OCCURRENCE      AMOUNT      OCCURRENCE       VALUE         VALUE
----     ------------------    ------------   -----------   -----------   -----------   -----------
1/1/00   Issue Date               --            $50,000       $50,000       $50,000       $50,000
1/1/01   Contract Anniversary    $55,000         --           $55,000       $50,000       $55,000
7/1/01   Partial Withdrawal      $60,000        $15,000       $45,000       $37,500       $41,250

Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.


Death Benefit Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior
to Partial Withdrawal                                                                          (d)  $50,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $12,500
Adjusted Death Benefit                                                                              $37,500

Greatest Anniversary Value Death Benefit

Partial Withdrawal Amount                                                                      (w)  $15,000
Contract Value Immediately Prior to Partial Withdrawal                                         (a)  $60,000
Value of Applicable Death Benefit Amount Immediately Prior
to Partial Withdrawal                                                                          (d)  $55,000
Withdrawal Adjustment                                                                [(w)/(a)]X(d)  $13,750
Adjusted Death Benefit                                                                              $41,250

Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE
----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                      3
----------------------------------------------------------------------------
THE CONTRACT                                                              4
----------------------------------------------------------------------------
   Purchases                                                              4
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)           4
----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                   5
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES                                  11
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS                                  12
----------------------------------------------------------------------------
GENERAL MATTERS                                                          13
----------------------------------------------------------------------------
   Incontestability                                                      13
----------------------------------------------------------------------------
   Settlements                                                           13
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets                          13
----------------------------------------------------------------------------
   Premium Taxes                                                         13
----------------------------------------------------------------------------
   Tax Reserves                                                          13
----------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                      14
----------------------------------------------------------------------------
QUALIFIED PLANS                                                          15
----------------------------------------------------------------------------
EXPERTS                                                                  17
----------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                     18
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

THE ALLSTATE  PROVIDER VARIABLE ANNUITY


Allstate Life Insurance Company of New York           Statement of Additional Information
Allstate Life of New York Separate Account A                  dated September __,  2000
One Allstate Drive, Farmingville, New York 11738

Service Center
P.O. Box 94038, Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the Allstate Provider Variable Annuity. This Statement of
Additional Information is not a prospectus. You should read it with the prospectus, dated September __, 2000, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.



                                TABLE OF CONTENTS

               Description                                                              Page

               Additions, Deletions or Substitutions of Investments                       3
               The Contract                                                               4
                        Purchases                                                         4
                        Tax-free Exchanges (1035 Exchanges, Rollovers
                                and Transfers)                                            4
               Performance Information                                                    5
               Calculation of Accumulation Unit Values                                   11
               Calculation of Variable Income Payments                                   12
               General Matters                                                           13
                        Incontestability                                                 13
                        Settlements                                                      13
                        Safekeeping of the Variable Account's Assets                     13
                        Premium Taxes                                                    13
                        Tax Reserves                                                     13
               Federal Tax Matters                                                       14
               Qualified Plans                                                           15
               Experts                                                                   17
               Financial Statements                                                      18


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

- ------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

-------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

-------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

         T        =        average annual total return

         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =        number of years in the period

         1000     =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average
Contract size of $40,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account. In addition, no standardized total returns are shown for the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index, Dreyfus VIF Growth & Income, Fidelity VIP
Contrafund(R), Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Franklin Small Cap--Class 2*, Mutual Shares Securities--Class 2*, Templeton Developing Markets Securities--Class 2*, Templeton Growth Securities-Class 2*, Templeton International Securities - Class 2*, Goldman Sachs VIT Capital Growth, Goldman Sachs VIT CORESM Small Cap Equity, Goldman Sachs VIT CORESM U.S. Equity, Goldman Sachs VIT Global Income, Goldman Sachs VIT International Equity, MFS Emerging Growth Series, MFS Growth with Income Series, MFS New Discovery Series, MFS Research Series, Morgan Stanley UIF Equity Growth, Morgan Stanley UIF Fixed Income, Morgan Stanley UIF Global Equity, Morgan Stanley UIF Mid Cap Value, Morgan Stanley UIF Value, Oppenheimer Aggressive Growth/VA, Oppenheimer Capital Appreciation/VA, Oppenheimer Global Securities/VA, Oppenheimer Main Street Growth & Income/VA, and Oppenheimer Strategic Bond/VA, which had not commenced operations as of December 31, 1999.

Performance figures for the Variable Sub-Accounts prior to December 31, 1999 reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.

The Variable Sub-Accounts commenced operations on the following dates:

AIM V.I. Balanced                           October 25, 1999
AIM V.I. Diversified Income                 October 14, 1996
AIM V.I. Government Securities              October 14, 1996
AIM V.I. Growth                             October 14, 1996
AIM V.I. Growth & Income                    October 14, 1996
AIM V.I. International Equity               October 14, 1996
AIM V.I. Value                              October 14, 1996


  *On February 28, 2000, shareholders approved a merger and reorganization that combined certain funds of the Franklin Templeton Variable Insurance Products Trust, effective May 1, 2000. Allstate New York has made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.


Variable Sub-Account                                   One Year      Five Years         Since Inception

AIM V.I. Balanced                                           N/A           N/A             8.19%*
AIM V.I. Diversified Income                                -9.16%         N/A            -0.02%
AIM V.I. Government Securities                             -8.57%         N/A             2.61%
AIM V.I. Growth                                            27.53%         N/A            25.32%
AIM V.I. Growth and Income                                 26.56%         N/A            25.65%
AIM V.I. International Equity                              47.10%         N/A            21.94%
AIM V.I. Value                                             22.26%         N/A            24.33%

* Standardized total return for the AIM V.I. Balanced Variable Sub-Account is not annualized.


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge, However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized total returns for the Variable Sub-Accounts for the period ended December 31, 1999 are set out below. The performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or applicable taxes). No non-standardized total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account. In addition, no non-standardized total returns are shown for the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index, Dreyfus VIF Growth & Income, Fidelity VIP Contrafund(R), Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Franklin Small Cap--Class 2*, Mutual Shares Securities--Class 2*, Templeton Developing Markets Securities--Class 2*, Templeton Growth Securities- Class 2*, Templeton International Securities - Class 2*, Goldman Sachs VIT Capital Growth, Goldman Sachs VIT CORESM Small Cap Equity, Goldman Sachs VIT CORESM U.S. Equity, Goldman Sachs VIT Global Income, Goldman Sachs VIT International Equity, MFS Emerging Growth Series, MFS Growth with Income Series, MFS New Discovery Series, MFS Research Series, Morgan Stanley UIF Equity Growth, Morgan Stanley UIF Fixed Income, Morgan Stanley UIF Global Equity, Morgan Stanley UIF Mid Cap Value, Morgan Stanley UIF Value, Oppenheimer Aggressive Growth/VA, Oppenheimer Capital Appreciation/VA, Oppenheimer Global Securities/VA, Oppenheimer Main Street Growth & Income/VA, and Oppenheimer Strategic Bond/VA, which had not commenced operations as of December 31, 1999.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


Variable Sub-Account                                   One Year      Five Years         Since Inception
AIM V.I. Balanced                                           N/A           N/A            14.21%*
AIM V.I. Diversified Income                                -3.14%         N/A             1.12%
AIM V.I. Government Securities                             -2.54%         N/A             3.69%
AIM V.I. Growth                                            33.56%         N/A            26.03%
AIM V.I. Growth and Income                                 32.58%         N/A            26.36%
AIM V.I. International Equity                              53.12%         N/A            22.70%
AIM V.I. Value                                             28.29%         N/A            25.05%


*Non-standardized total return for the AIM V.I. Balanced Variable Sub-Account is not annualized.

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Dreyfus VIF Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                   Inception Date of
Variable Sub-Account                               Corresponding Portfolio

AIM V.I. Balanced                                  May 1, 1998
AIM V.I. Diversified Income                        May 5, 1993
AIM V.I. Government Securities                     May 5, 1993
AIM V.I. Growth                                    May 5, 1993
AIM V.I. Growth and Income                         May 2, 1994
AIM V.I. International Equity                      May 5, 1993
AIM V.I. Value                                     May 5, 1993
The Dreyfus Socially Responsible Growth
Fund, Inc.                                         October 7, 1993
Dreyfus Stock Index                                September 29, 1989
Dreyfus VIF Growth & Income                        May 2, 1994
Fidelity VIP Contrafund(R)                         January 3, 1995
Fidelity VIP Equity-Income                         October 9, 1986
Fidelity VIP Growth                                October 9, 1986
Fidelity VIP High Income                           September 19, 1985
Franklin Small Cap--Class 2                        November 1, 1995
Mutual Shares Securities--Class 2                  November 8, 1996
Templeton Developing Markets Securities
--Class 2                                          March 4, 1996
Templeton Growth Securities--Class 2               March 15, 1994
Templeton International Securities - Class 2*      May 1, 1992
Goldman Sachs VIT Capital Growth Fund              April 30, 1998
Goldman Sachs VIT CORESM Small Cap Equity          February 13, 1998
Goldman Sachs VIT CORESM U.S. Equity Fund          February 13, 1998
Goldman Sachs VIT Global Income Fund               January 12, 1998
Goldman Sachs VIT International Equity Fund        January 12, 1998
MFS Emerging Growth Series                         July 24, 1995
MFS Growth with Income Series                      October 9, 1995
MFS New Discovery Series                           May 1, 1998
MFS Research Series                                July 26, 1995
Morgan Stanley UIF Equity Growth                   January 2, 1997
Morgan Stanley UIF Fixed Income                    January 2, 1997
Morgan Stanley UIF Global Equity                   January 2, 1997
Morgan Stanley UIF Mid Cap Value                   January 2, 1997
Morgan Stanley UIF Value                           January 2, 1997
Oppenheimer Aggressive Growth Fund/VA              August 15, 1986
Oppenheimer Capital Appreciation Fund/VA           April 3, 1985
Oppenheimer Global Securities Fund/VA              November 12, 1990
Oppenheimer Main Street Growth & Income/VA         July 5, 1995
Oppenheimer Strategic Bond/VA                      May 3, 1993

  * On February 28, 2000, shareholders approved a merger and reorganization that combined certain funds of the Franklin Templeton Variable Insurance Products Trust, effective May 1, 2000. Allstate New York has made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.


                                                                                10 Years or
                                                                                Since Inception
Variable Sub-Account                             One Year       Five Years      of Portfolio (if less)

AIM V.I. Balanced                                   11.80%          N/A             14.27%
AIM V.I. Diversified Income                         -9.16%         4.59%             3.40%
AIM V.I. Government Securities                      -8.57%         4.52%             3.19%
AIM V.I. Growth                                     27.53%        26.00%            20.04%
AIM V.I. Growth and Income                          26.56%        25.97%            22.47%
AIM V.I. International Equity                       47.10%        19.91%            17.10%
AIM V.I. Value                                      22.26%        24.15%            20.55%
The Dreyfus Socially Responsible Growth  Fund,
Inc.                                                22.44%        25.81%            21.68%
Dreyfus Stock Index                                 13.08%        26.25%            16.20%
Dreyfus VIF Growth & Income                         10.62%        23.08%            19.57%
Fidelity VIP Contrafund(R)                          16.69%          N/A             24.43%
Fidelity VIP Equity-Income                          -1.02%        14.89%            12.09%
Fidelity VIP Growth                                 29.71%        24.26%            16.72%
Fidelity VIP High Income                             0.79%         6.47%             9.67%
Franklin Small Cap--Class 2                         62.39%          N/A             26.95%
Mutual Shares Securities--Class 2                   -1.01%          N/A             -2.37%
Templeton Developing Markets Securities
--Class 2                                           45.38%          N/A             -7.86%
Templeton Growth Securities--Class 2                -6.03%         2.37%             2.54%
Templeton International Securities - Class 2        15.69%        15.25%            13.78%
Goldman Sachs VIT Capital Growth                    19.53%          N/A             19.98%
Goldman Sachs VIT CORESM Small Cap Equity           10.06%          N/A             -0.85%
Goldman Sachs VIT CORESM U.S. Equity                16.73%          N/A             16.52%
Goldman Sachs VIT Global Income                     -8.27%          N/A             -2.88%
Goldman Sachs VIT International Equity              24.19%          N/A             22.05%
MFS Emerging Growth Series                          68.50%          N/A             34.48%
MFS Growth with Income Series                       -0.66%          N/A             19.22%
MFS New Discovery Series                            65.24%          N/A             36.49%
MFS Research Series                                 16.48%          N/A             20.98%
Morgan Stanley UIF Equity Growth                    31.69%          N/A             27.86%
Morgan Stanley UIF Fixed Income                     -8.87%          N/A              0.99%
Morgan Stanley UIF Global Equity                    -3.22%          N/A              9.39%
Morgan Stanley UIF Mid Cap Value                    13.07%          N/A             21.76%
Morgan Stanley UIF Value                            -9.15%          N/A              1.11%
Oppenheimer Aggressive Growth/VA                    75.30%        27.85%            18.88%
Oppenheimer Capital Appreciation/VA                 33.87%        28.80%            16.93%
Oppenheimer Global Securities/VA                    50.49%        19.85%            15.28%
Oppenheimer Main Street Growth & Income/VA          14.17%          N/A             23.91%
Oppenheimer Strategic Bond/VA                       -4.48%         6.45%             5.58%

CALCULATION OF ACCUMULATION UNIT VALUES

-------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS


-------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

-------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

-------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

-------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

-------------------------------------------------------------------------------


The financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

SELECTDIRECTIONSsm VARIABLE ANNUITY


Allstate Life Insurance Company of New York           Statement of Additional Information
Allstate Life of New York Separate Account A                  dated September __,  2000
One Allstate Drive, Farmingville, New York 11738

Service Center
P.O. Box 94038, Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the SelectDirectionssm Variable Annuity. This Statement of
Additional Information is not a prospectus. You should read it with the prospectus, dated September __, 2000, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.



                                TABLE OF CONTENTS

               Description                                                              Page

               Additions, Deletions or Substitutions of Investments                      3
               The Contract                                                              4
                        Purchases                                                        4
                        Tax-free Exchanges (1035 Exchanges, Rollovers                    4
                                and Transfers)
               Performance Information                                                   5
               Calculation of Accumulation Unit Values                                   11
               Calculation of Variable Income Payments                                   12
               General Matters                                                           13
                        Incontestability                                                 13
                        Settlements                                                      13
                        Safekeeping of the Variable Account's Assets                     13
                        Premium Taxes                                                    13
                        Tax Reserves                                                     13
               Federal Tax Matters                                                       14
               Qualified Plans                                                           15
               Experts                                                                   17
               Financial Statements                                                      18


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

- ------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

- ------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

- ------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

         T        =     average annual total return

         ERV      =     ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =     number of years in the period

         1000     =     hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average
Contract size of $20,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, MFS Bond, MFS Growth with Income, MFS High Income, MFS New Discovery, Oppenheimer Bond/VA, Oppenheimer Capital Appreciation/VA, Oppenheimer Global Securities/VA, Oppenheimer High Income/VA, and Oppenheimer Small Cap Growth/VA, Van Kampen LIT Comstock, Van Kampen LIT Domestic Income, and Van Kampen LIT Emerging Growth Variable Sub-Accounts which had not commenced operations as of December 31, 1999. In addition, no standardized total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account. Performance figures for the Variable Sub-Accounts prior to December 31, 1999 reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.

The Variable Sub-Accounts commenced operations on the following dates:

AIM V.I. Capital Appreciation               October 14, 1996
AIM V.I. Diversified Income                 October 14, 1996
AIM V.I. Growth and Income                  October 14, 1996
AIM V.I. International Equity               October 14, 1996
AIM V.I. Value                              October 14, 1996


Variable Sub-Account                                   One Year*     Five Years*        Since Inception*
AIM V.I. Capital Appreciation                              36.71%         N/A              20.45%
AIM V.I. Diversified Income                                -9.25%         N/A               1.78%
AIM V.I. Growth and Income                                 26.47%         N/A              25.97%
AIM V.I. International Equity                              47.02%         N/A              22.00%
AIM V.I. Value                                             22.20%         N/A              26.05%

* Standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, standardized total returns would have been lower.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge, However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The non-standardized total returns for the Variable Sub-Accounts for the period ended December 31, 1999 are set out below. The performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge, or applicable taxes). No non-standardized total returns are shown for the Fidelity VIP Contrafund(R), Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, MFS Bond, MFS Growth with Income, MFS High Income, MFS New Discovery, Oppenheimer Bond/VA, Oppenheimer Capital Appreciation/VA, Oppenheimer Global Securities/VA, Oppenheimer High Income/VA, and Oppenheimer Small Cap Growth/VA, Van Kampen LIT Comstock, Van Kampen LIT Domestic Income, and Van Kampen LIT Emerging Growth Variable Sub-Accounts which had not commenced operations as of December 31, 1999. In addition, no non-standardized total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


Variable Sub-Account                                   One Year*     Five Years*        Since Inception*
AIM V.I. Capital Appreciation                              42.66%           N/A            21.32%
AIM V.I. Diversified Income                                -3.30%           N/A             3.04%
AIM V.I. Growth and Income                                 32.42%           N/A            26.76%
AIM V.I. International Equity                              52.97%           N/A            22.84%
AIM V.I. Value                                             28.15%           N/A            26.84%

*Non-standardized total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, non-standardized total returns would have been lower.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                   Inception Date of
Variable Sub-Account                               Corresponding Portfolio

AIM V.I. Capital Appreciation                      May 5, 1993
AIM V.I. Diversified Income                        May 5, 1993
AIM V.I. Growth and Income                         May 2, 1994
AIM V.I. International Equity                      May 5, 1993
AIM V.I. Value                                     May 5, 1993
Fidelity VIP Contrafund(R)                         January 3, 1995
Fidelity VIP Growth                                October 9, 1986
Fidelity VIP High Income                           September 19, 1985
Fidelity VIP Index 500                             August 27, 1992
Fidelity VIP Investment Grade Bond                 December 5, 1988
Fidelity VIP Overseas                              January 28, 1987
MFS Bond Series                                    October 24, 1995
MFS Growth with Income Series                      October 9, 1995
MFS High Income Series                             July 26, 1995
MFS New Discovery Series                           May 1, 1998
Oppenheimer Bond Fund/VA                           April 3, 1985
Oppenheimer Capital Appreciation Fund/VA           April 3, 1985
Oppenheimer Global Securities Fund/VA              November 12, 1990
Oppenheimer High Income/VA                         April 30, 1986
Oppenheimer Small Cap Growth/VA                    May 1, 1998
Van Kampen LIT Comstock                            April 30, 1999
Van Kampen LIT Domestic Income                     November 4, 1987
Van Kampen LIT Emerging Growth                     July 3, 1995


                                                                                10 Years or
                                                                                Since Inception
Variable Sub-Account                             One Year *     Five Years*     of Portfolio (if less)*
AIM V.I. Capital Appreciation               36.71%     23.55%        20.62%
AIM V.I. Diversified Income                 -9.25%     5.68%          4.26%
AIM V.I. Growth and Income                  26.47%     26.15%        22.66%
AIM V.I. International Equity               47.02%     19.88%        17.12%
AIM V.I. Value                              22.20%     25.20%        21.35%
Fidelity VIP Growth                         29.62%     27.70%        18.34%
Fidelity VIP High Income                     0.42%      8.72%         9.63%
Fidelity VIP Overseas                       33.20%     15.05%         9.79%
Fidelity VIP II Contrafund                  16.60%      N/A          25.79%
Fidelity VIP II Index 500                   11.11%     23.11%        17.25%
Fidelity VIP II Investment Grade            -8.23%      5.18%         4.92%
MFS Bond                                   -11.51%      N/A           1.91%
MFS Growth with Income                      -1.46%      N/A          18.83%
MFS High Income                             -7.51%      N/A           4.56%
MFS New Discovery                           63.81%      N/A          35.31%
Oppenheimer Bond/VA                         -8.27%      5.07%         6.32%
Oppenheimer Capital Appreciation/VA         33.90%     28.64%        16.54%
Oppenheimer Global Securities/VA            48.88%     19.37%        15.09%
Oppenheimer High Income/VA                  -2.51%      8.27%        11.11%
Oppenheimer Small Cap Growth/VA             39.49%      N/A          18.25%
Van Kampen Comstock                           N/A       N/A         -10.95%
Van Kampen Domestic Income                  -8.88%      2.74%        -1.46%
Van Kampen Emerging Growth                  95.73%      N/A          38.45%
Van Kampen Money Market                     -3.11%      2.74%         3.34%



* Adjusted historical total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, adjusted historical total returns would have been lower.

CALCULATION OF ACCUMULATION UNIT VALUES

- ------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS


- ------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

- ------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. The State of New York currently does not impose a premium tax.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

- ------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

- ------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.


ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.


TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

-------------------------------------------------------------------------------


The financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

- ------------------------------------------------------------------------------


The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements and related financial statement schedules of Allstate New York as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Report appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

EXPLANATORY NOTE:

The financial statements and related financial statement schedules that appear in this amended registration statement are deemed to appear in each Statement of Additional Information filed herewith.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                                 ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF FINANCIAL POSITION



                                                                                     DECEMBER 31,
                                                                        ---------------------------------------
                                                                              1999                 1998
                                                                        ------------------  -------------------
($ in thousands, except par value data)

ASSETS

Investments
   Fixed income securities, at fair value
      (amortized cost $1,858,216 and $1,648,972)                              $ 1,912,545          $ 1,966,067
   Mortgage loans                                                                 166,997              145,095
   Short-term                                                                      46,037               76,127
   Policy loans                                                                    31,109               29,620
                                                                        -----------------   ------------------
         Total investments                                                      2,156,688            2,216,909

Cash                                                                                1,135                3,117
Deferred policy acquisition costs                                                 106,932               87,830
Accrued investment income                                                          25,712               22,685
Reinsurance recoverables                                                            1,949                2,210
Other assets                                                                        7,803                9,887
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL ASSETS                                                        $  2,743,924          $ 2,708,885
                                                                        =================   ==================

LIABILITIES
Reserve for life-contingent contract benefits                                 $ 1,098,016          $ 1,208,104
Contractholder funds                                                              839,157              703,264
Current income taxes payable                                                       10,132               14,029
Deferred income taxes                                                               3,077               25,449
Other liabilities and accrued expenses                                             41,218               23,463
Payable to affiliates, net                                                          4,731               38,835
Separate Accounts                                                                 443,705              366,247
                                                                        -----------------   ------------------
         TOTAL LIABILITIES                                                      2,440,036            2,379,391
                                                                        -----------------   ------------------


COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 13)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 and 80,000
      shares authorized, issued and outstanding                                     2,500                2,000
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   225,367              198,801

Accumulated other comprehensive income:
    Unrealized net capital gains                                                   30,234               82,906
                                                                        -----------------   ------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                              30,234               82,906
                                                                        -----------------   ------------------
         TOTAL SHAREHOLDER'S EQUITY                                               303,888              329,494
                                                                        -----------------   ------------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $  2,743,924          $ 2,708,885
                                                                        =================   ==================


See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   ------------------   ------------------

REVENUES
Premiums (net of reinsurance ceded
   of $4,253, $3,204 and $3,087 )                                          $ 63,748             $ 85,771             $ 90,366
Contract charges                                                             38,626               33,281               28,597
Net investment income                                                       148,331              134,413              124,887
Realized capital gains and losses                                            (2,096)               4,697                  701
                                                                          ---------            ---------             --------
                                                                            248,609              258,162              244,551
                                                                          ---------            ---------             --------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries
   of $1,166, $997 and $1,985 )                                             178,267              183,839              179,872
Amortization of deferred policy acquisition costs                             8,985                7,029                5,023
Operating costs and expenses                                                 20,151               24,703               23,644
                                                                          ---------            ---------             --------
                                                                            207,403              215,571              208,539
                                                                          ---------            ---------             --------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                                 41,206               42,591               36,012
Income tax expense                                                           14,640               14,934               13,296
                                                                          ---------            ---------             --------

NET INCOME                                                                   26,566               27,657               22,716
                                                                          ---------            ---------             --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                           (52,672)             18,427                27,627
                                                                          ---------            --------              --------

COMPREHENSIVE (LOSS) INCOME                                               $ (26,106)           $ 46,084              $ 50,343
                                                                          =========            ========              ========













See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                  ------------------------------------------------------------
                                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------
($ in thousands)

COMMON STOCK
Balance, beginning of year                                                  $ 2,000              $ 2,000              $ 2,000
Issuance of new shares of stock                                                 500                    -                    -
                                                                  -----------------    -----------------    -----------------

Balance, end of year                                                          2,500                2,000                2,000
                                                                  -----------------    -----------------    -----------------
ADDITIONAL CAPITAL PAID-IN                                                $  45,787             $ 45,787             $ 45,787
                                                                  -----------------    -----------------    -----------------

RETAINED INCOME

Balance, beginning of year                                                $ 198,801            $ 171,144            $ 148,428
Net income                                                                   26,566               27,657               22,716
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                        225,367              198,801              171,144
                                                                  -----------------    -----------------    -----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                 $ 82,906             $ 64,479             $ 36,852
Change in unrealized net capital gains
     and losses                                                             (52,672)              18,427               27,627
                                                                  -----------------    -----------------    -----------------
Balance, end of year                                                         30,234               82,906               64,479
                                                                  -----------------    -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY                                               $  303,888            $ 329,494            $ 283,410
                                                                  =================    =================    =================



















See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS



                                                                                    YEAR ENDED DECEMBER 31,
                                                                  ------------------------------------------------------------
($ in thousands)                                                        1999                 1998                 1997
                                                                  ------------------   -------------------   -----------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                 $ 26,566             $ 27,657             $ 22,716
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (37,619)             (34,890)             (31,112)
       Realized capital gains and losses                                      2,096               (4,697)                (701)
       Interest credited to contractholder funds                             36,736               41,200               31,667
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          38,527               53,343               68,114
           Deferred policy acquisition costs                                (17,262)             (16,693)             (10,781)
           Income taxes payable                                               2,094               13,865                 (158)
           Other operating assets and liabilities                            13,049              (15,974)               8,545
                                                                  -----------------    -----------------    -----------------
Net cash provided by operating activities                                    64,187               63,811               88,290
                                                                  -----------------    -----------------    -----------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              161,443               65,281               15,723
Investment collections
       Fixed income securities                                               21,822              159,648              120,061
       Mortgage loans                                                         7,479                5,855                5,365
Investments purchases
       Fixed income securities                                             (383,961)            (292,444)            (236,984)
       Mortgage loans                                                       (31,888)             (24,252)             (35,200)
Change in short-term investments, net                                        29,493              (55,846)              16,342
Change in policy loans, net                                                  (1,489)              (2,020)              (2,241)
                                                                  -----------------    -----------------    -----------------
               Net cash used in investing activities                       (197,101)            (143,778)            (116,934)
                                                                  -----------------    -----------------    -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                          500                    -                    -
Contractholder fund deposits                                                197,439              137,473               79,384
Contractholder fund withdrawals                                             (67,007)             (54,782)             (51,374)
                                                                  -----------------    -----------------    -----------------
Net cash provided by financing activities                                   130,932               82,691               28,010
                                                                  -----------------    -----------------    -----------------

NET (DECREASE) INCREASE IN CASH                                              (1,982)               2,724                 (634)
CASH AT THE BEGINNING OF YEAR                                                 3,117                  393                1,027
                                                                  -----------------    -----------------    -----------------
CASH AT END OF YEAR                                                        $  1,135              $ 3,117                $ 393
                                                                  =================    =================    =================

See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and savings products in the state of New York through a combination of exclusive agencies, securities firms, banks, specialized brokers and through direct response marketing. Life insurance consists of traditional products, including term and whole life, interest-sensitive life and immediate annuities with life contingencies. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. Group pension savings products include immediate annuities also referred to as retirement annuities. In 1999, annuity premiums and deposits represented 76.2% of the Company's total statutory premiums and deposits.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

Short-term investments are carried at cost or amortized cost which approximates fair value, and includes collateral received in connection with securities lending activities. Policy loans are carried at the unpaid principal balances.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS
The Company utilizes financial futures contracts which are derivative financial instruments. By meeting specific criteria these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

If, subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company terminates the derivative position. Gains and losses on these terminations are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS
Certain costs which vary with and are primarily related to acquiring life and savings business, principally agents and brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

For interest-sensitive life and investment contracts, the costs are amortized in proportion to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

To the extent unrealized gains or losses on securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related carrying value of deferred acquisition costs, including present value of future profits, are adjusted together with accumulated unrealized net capital gains included in shareholder's equity.

REINSURANCE RECOVERABLE
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers. Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES
The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, group retirement annuities, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


expenses at the time the policy is issued. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS
In June 1999, the Financial Accounting Standards Board delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. This statement requires that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Additionally, the change in fair value of a derivative which is not effective as a hedge will be immediately recognized in earnings. The delay was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. As such, the Company expects to adopt the provisions of SFAS No. 133 as of January 1, 2001. The impact of this statement is dependent upon the Company's derivative positions and market conditions existing at the date of adoption. Based on existing interpretations of the requirements of SFAS

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


No. 133, the impact of the adoption is not expected to be material to the results of operations or financial position of the Company.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

The following amounts were ceded to ALIC under reinsurance agreements.



                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------

                                                 1999               1998               1997
                                                 ----               ----               ----

      Premiums                          $        3,408     $        2,519     $        2,171
      Policy benefits                              211                315                327

Included in reinsurance recoverables at December 31, 1999 and 1998 are the net amounts owed to ALIC of $458 and $3, respectively.

STRUCTURED SETTLEMENT ANNUITIES
The Company issued $14,561, $12,747 and $12,766 of structured settlement annuities, a type of immediate annuity, in 1999, 1998 and 1997, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,298, $5,152 and $3,468 relate to structured settlement annuities with life contingencies and are included in premium income in 1999, 1998 and 1997, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.19 billion and $1.08 billion at December 31, 1999 and 1998, respectively.

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $16,155, $23,369 and $19,425 in 1999, 1998 and 1997, respectively. A

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


portion of these expenses relate to the acquisition of business which are deferred and amortized over the contract period.

4.   INVESTMENTS

FAIR VALUES

The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                            GROSS UNREALIZED
                                                    AMORTIZED               ----------------               FAIR
                                                       COST             GAINS            LOSSES            VALUE
                                                       ----             -----            ------            -----

AT DECEMBER 31, 1999

U.S. government and agencies                     $      413,875    $       53,717   $       (2,705)   $      464,887
Municipal                                                60,256               997           (1,976)           59,277
Corporate                                               996,298            36,303          (31,695)        1,000,906
Foreign government                                       61,987             3,217             (639)           64,565
Mortgage-backed securities                              291,304             4,770           (7,370)          288,704
Asset-backed securities                                  34,496                26             (316)           34,206
                                                 --------------    --------------   --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030   $      (44,701)   $    1,912,545
                                                 ==============    ==============   ==============    ==============

AT DECEMBER 31, 1998

U.S. government and agencies                     $      443,930    $      179,455    $          (1)  $      623,384
Municipal                                                31,617             2,922              (19)          34,520
Corporate                                               848,289           121,202             (899)         968,592
Mortgage-backed securities                              291,520            14,294             (700)         305,114
Asset-backed securities                                  33,616               869              (28)          34,457
                                                 --------------    --------------    --------------  --------------
  Total fixed income securities                  $    1,648,972    $      318,742    $      (1,647)  $    1,966,067
                                                 ==============    ==============    ==============  ==============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 1999:


                                                                           AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----

Due in one year or less                                                 $         6,720  $         6,798
Due after one year through five years                                           168,795          168,859
Due after five years through ten years                                          217,305          218,381
Due after ten years                                                           1,139,596        1,195,597
                                                                        ---------------  ---------------
                                                                              1,532,416        1,589,635

Mortgage- and asset-backed securities                                           325,800          322,910
                                                                        ---------------  ---------------
  Total                                                                 $     1,858,216  $     1,912,545
                                                                        ===============  ===============

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                             1999             1998             1997
                                                                    ----             ----             ----


Fixed income securities                                       $     135,561     $     124,100    $     116,763
Mortgage loans                                                       12,346            10,309            7,896
Other                                                                 3,495             2,940            2,200
                                                              -------------     -------------    -------------
  Investment income, before expense                                 151,402           137,349          126,859
  Investment expense                                                  3,071             2,936            1,972
                                                              -------------     -------------    -------------
  Net investment income                                       $     148,331     $     134,413    $     124,887
                                                              =============     =============    =============

REALIZED CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                                            1999              1998             1997
                                                                   ----              ----             ----

Fixed income securities                                           $ (2,207)         $ 4,755             $  955
Mortgage loans                                                          42              (65)              (221)
Other                                                                   69                7                (33)
                                                              ------------      -----------      -------------

   Realized capital gains and losses                                (2,096)           4,697                701
   Income taxes                                                       (765)           1,644                245
                                                              ------------      -----------      -------------
   Realized capital gains and losses, after tax                   $ (1,331)         $ 3,053             $  456
                                                              ============      ===========      =============

Excluding calls and prepayments, gross gains of $1,713, $2,905 and $471 and gross losses of $3,920, $164 and $105 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively.

UNREALIZED NET CAPITAL GAINS

Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                        COST/                                  GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST      FAIR VALUE          GAINS             LOSSES          NET GAINS
                                    --------------      ----------          -----             ------          ---------
 Fixed income securities               $1,858,216        $1,912,545         $ 99,030          $(44,701)       $ 54,329
                                       ==========        ==========         ========          ========
 Reserve for life-contingent
    contract benefits                                                                                           (7,815)
 Deferred income taxes                                                                                         (16,280)
                                                                                                              --------
 Unrealized net capital gains                                                                                 $ 30,234
                                                                                                              ========


CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                            1999             1998             1997
                                                                   ----             ----             ----

Fixed income securities                                         $(262,766)       $ 70,948          $123,519
Reserves for life contingent-contract benefits                    179,891         (42,251)          (80,155)
Deferred income taxes                                              28,362          (9,922)          (14,876)
Deferred policy acquisition costs and other                         1,841            (348)             (861)
                                                                ---------        --------          --------
(Decrease) increase in unrealized net capital gains             $ (52,672)       $ 18,427          $ 27,627
                                                                =========        ========          ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 and $261 in 1998 and 1997, respectively. There was not a provision for investment losses in 1999.

MORTGAGE LOAN IMPAIRMENT
A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

The Company had no impaired loans at December 31, 1999 and 1998.

Valuation allowances for mortgage loans at December 31, 1999, 1998 and 1997 were $600, $600 and $486, respectively. For the years ended December 31, 1999, 1998 and 1997, there were no reductions of the mortgage loan valuation allowance for dispositions of impaired loans. Net additions to the mortgage loan valuation allowances were $114 and $261 for the years ended December 31, 1998 and 1997, respectively. There were no additions or reductions to the mortgage loan valuation allowance for the year ended December 31, 1999.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of municipal bond portfolio carrying value)          1999                1998
                                                        ----                ----

         Arizona                                        22.7%                   - %
         California                                     20.2                  17.4
         Ohio                                           16.4                  30.2
         Illinois                                       11.6                  21.1
         Pennsylvania                                    7.5                    -
         Indiana                                         5.0                    -

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 1999:

(% of commercial mortgage portfolio carrying value)     1999                 1998
                                                        ----                 ----

         California                                     34.9%               41.9%
         New York                                       27.6                26.3
         Illinois                                       13.2                15.8
         New Jersey                                     12.3                 6.9
         Pennsylvania                                    9.7                 6.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)         1999                1998
                                                            ----                ----

         Retail                                              33.1%               39.5%
         Office buildings                                    18.9                11.7
         Warehouse                                           18.5                19.2
         Apartment complex                                   15.8                18.5
         Industrial                                           4.6                 5.5
         Other                                                9.1                 5.6
                                                            -----               -----
                                                            100.0%              100.0%
                                                            =====               =====

The contractual maturities of the commercial mortgage loan portfolio as of December 31, 1999, for loans that were not in foreclosure are as follows:

                                NUMBER OF LOANS                    CARRYING VALUE                   PERCENT
                                ---------------                    --------------                   -------

2000                                    2                          $         4,475                     2.7%
2001                                    5                                    7,165                     4.3
2002                                    2                                    5,904                     3.5
2004                                    4                                    5,289                     3.2
Thereafter                             33                                  144,164                    86.3
                                    -----                          ---------------                   -----
     Total                             46                          $       166,997                   100.0%
                                    =====                          ===============                   =====

In 1999, there were no commercial mortgage loans which were contractually due.

SECURITIES ON DEPOSIT

At December 31, 1999, fixed income securities with a carrying value of $1,903 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

FINANCIAL ASSETS

The carrying value and fair value of financial assets at December 31, are as follows:


                                                         1999                                1998
                                                         ----                                ----
                                             CARRYING             FAIR             CARRYING            FAIR
                                               VALUE              VALUE              VALUE            VALUE
                                               -----              -----              -----            -----

Fixed income securities                  $    1,912,545     $    1,912,545     $      1,966,067   $     1,966,067
Mortgage loans                                  166,997            159,853              145,095           154,872
Short-term investments                           46,037             46,037               76,127            76,127
Policy loans                                     31,109             31,109               29,620            29,620
Separate Accounts                               443,705            443,705              366,247           366,247

CARRYING VALUE AND FAIR VALUE INCLUDE THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value.

The carrying value of policy loans are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

The carrying value and fair value of financial liabilities at December 31, are as follows:


                                                        1999                                      1998
                                                        ----                                      ----
                                               CARRYING             FAIR               CARRYING            FAIR
                                                 VALUE              VALUE                VALUE             VALUE
                                                 -----              -----                -----             -----
Contractholder funds on
   investment contracts                   $      627,488      $     605,113      $      512,239     $     518,448
Separate Accounts                                443,705            443,705             366,247           366,247

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)





The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                       CARRYING
                                                                                                         VALUE
                                                   CONTRACT           CREDIT             FAIR            ASSETS/
                                                    AMOUNT           EXPOSURE           VALUE         (LIABILITIES)
                                                    ------           --------           -----         -------------
AT DECEMBER 31, 1999
Financial futures contracts                      $     8,700       $         -       $       (29)     $       588

AT DECEMBER 31, 1998
Financial futures contracts                      $    15,000       $         -       $       (15)     $      (223)

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within 90 days.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


similar commitments to borrowers. At December 31, 1999, the Company had $10,000 in mortgage loan commitments which had a fair value of $100. The Company had no mortgage loan commitments at December 31, 1998.

6.       DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 1999 and 1998 are as follows:


                                                                 1999                 1998
                                                                 ----                 ----

          Balance, beginning of year                             $ 87,830            $ 71,946
          Acquisition costs deferred                               26,247              23,723
          Amortization charged to income                           (8,861)             (8,238)
          Adjustment from unlocking assumptions                      (124)              1,209
          Effect of unrealized gains/(losses)                       1,840                (810)
                                                             ------------        ------------

          Balance, end of year                                  $ 106,932            $ 87,830
                                                             ============        ============


7.       RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                                 1999               1998
                                                                                 ----               ----
                     Immediate annuities:
                          Structured settlement annuities                       $ 1,024,049        $ 1,135,813
                          Other immediate annuities                                   2,933              2,577
                     Traditional life                                                70,254             68,511
                     Other                                                              780              1,203
                                                                                -----------       ------------
                          Total life-contingent contract benefits               $ 1,098,016        $ 1,208,104
                                                                                ===========       ============


The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 10.3% for immediate annuities and 4.5% to 7.0% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary and have been recorded for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. A liability of $8 million and $188 million is included in the reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 1999 and 1998, respectively. The decrease in this liability in 1999 reflects declines in unrealized capital gains on fixed income securities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

At December 31, contractholder funds consists of the following:


                                                                                 1999               1998
                                                                                 ----               ----

                     Interest-sensitive life                                      $211,729            $189,970
                     Fixed annuities:
                          Immediate annuities                                      303,564             285,977
                          Deferred annuities                                       273,864             177,317
                     Other investment contracts                                     50,000              50,000
                                                                                  --------            --------
                          Total contractholder funds                              $839,157            $703,264
                                                                                  ========            ========


Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.5% to 6.5% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.0% to 7.9% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

8.       CORPORATION RESTRUCTURING

On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and servicing capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.       INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                               1999               1998
                                                                               ----               ----
DEFERRED ASSETS
Life and annuity reserves                                                        $ 42,248           $ 41,073
Discontinued operations                                                               366                364
Other postretirement benefits                                                         296                328
Other assets                                                                        1,319              2,023
                                                                            -------------      -------------
      Total deferred assets                                                        44,229             43,788

DEFERRED LIABILITIES
Deferred policy acquisition costs                                                 (25,790)           (20,573)
Unrealized net capital gains                                                      (16,280)           (44,642)
Difference in tax bases of investments                                             (3,194)            (1,784)
Prepaid commission expense                                                           (682)              (790)
Other liabilities                                                                  (1,360)            (1,448)
                                                                            -------------      -------------
      Total deferred liabilities                                                  (47,306)           (69,237)
                                                                            -------------      -------------
      Net deferred liability                                                  $    (3,077)      $    (25,449)
                                                                            =============      =============


The components of income tax expense for the year ended December 31, are as follows:

                                                             1999               1998               1997
                                                             ----               ----               ----

Current                                                     $  8,650            $ 13,679           $ 14,874
Deferred                                                       5,990               1,255             (1,578)
                                                            --------            --------           --------
      Total income tax expense                              $ 14,640            $ 14,934           $ 13,296
                                                            ========            ========           ========

The Company paid income taxes of $12,547, $3,788 and $13,350 in 1999, 1998 and 1997, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                                                1999              1998        1997
                                                                ----              ----        ----

   Statutory federal income tax rate                           35.0%             35.0%       35.0%
   State income tax expense                                     1.6               1.6         2.2
   Other                                                       (1.1)             (1.5)        (.3)
                                                              -----             -----       -----
   Effective income tax rate                                   35.5%             35.1%       36.9%
                                                              =====             =====       =====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10.      STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $214,738 and $196,416 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $18,767, $13,649 and $18,592 for the years ended December 31, 1999, 1998 and
1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, New York, continues to review codification and existing statutory accounting requirements for desired revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. Under New York Insurance Law, a notice of intention to distribute any dividend must be filed with the New York Superintendent of Insurance not less than 30 days prior to the distribution. Such proposed declaration is subject to the Superintendent's disapproval.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)


interest rate risks. At December 31, 1999, RBC for the Company was significantly above a level that would require regulatory action.

11.      BENEFIT PLANS

PENSION PLANS
Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service, average annual compensation and estimated social security retirement benefits. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(263), $382 and $597 for the pension plans in 1999, 1998 and 1997, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING FUND
Employees of the Corporation and its domestic subsidiaries, including the Company are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

The Company paid $176, $567, $164 in 1999, 1998 and 1997, respectively for profit sharing.

12.      OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                               1999                           1998                            1997
                                  ------------------------------  -----------------------------  ------------------------------
                                                         AFTER-                         AFTER-                          AFTER-
                                   PRETAX       TAX       TAX     PRETAX       TAX       TAX      PRETAX       TAX       TAX
                                   ------       ---      ------   ------       ---      -------   ------      -------   ------

UNREALIZED CAPITAL GAINS
 AND LOSSES:
     Unrealized holding
        (losses) gains arising
        during the period         $(83,241)  $ 29,134  $(54,107)  $ 33,218  $(11,626)  $ 21,592  $ 43,686   $(15,290)  $ 28,396
      Less: reclassification
        adjustments                 (2,207)       772    (1,435)     4,869    (1,704)     3,165     1,183       (414)       769
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------

Unrealized net capital
 (losses) gains                    (81,034)    28,362   (52,672)    28,349    (9,922)    18,427    42,503    (14,876)    27,627
                                  --------   --------  --------   --------  --------   --------  --------   --------   --------
Other comprehensive
 (loss) income                    $(81,034)  $ 28,362  $(52,672)  $ 28,349  $ (9,922)  $ 18,427  $ 42,503   $(14,876)  $ 27,627
                                  ========   ======== =========   ========  ========   ========  ========   ========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

13.      COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS
The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 14,140,049       $ 1,066,993         $ 13,073,056
                                             ============       ===========         ============

Premiums and contract charges:
    Life and annuities                       $     99,760       $     3,397         $     96,363
    Accident and health                             6,867               856                6,011
                                             ------------       -----------         ------------
                                             $    106,627       $     4,253         $    102,374
                                             ============       ===========         ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 12,656,826       $   857,500         $ 11,799,326
                                             ============       ===========         ============
Premiums and contract charges:

    Life and annuities                       $    116,455       $     2,318         $    114,137
    Accident and health                             5,801               886                4,915
                                             ------------       -----------         ------------
                                             $    122,256       $     3,204         $    119,052
                                             ============       ===========         ============



                                                   GROSS                                   NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT              CEDED              AMOUNT
----------------------------                      ------              -----              ------

Life insurance in force                      $ 11,339,990       $   721,040         $ 10,618,950
                                             ============       ===========         ============
Premiums and contract charges:
    Life and annuities                       $    116,167       $     2,185         $    113,982
    Accident and health                             5,883               902                4,981
                                             ------------       -----------         ------------
                                             $    122,050       $     3,087         $    118,963
                                             ============       ===========         ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)


                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------

YEAR ENDED DECEMBER 31, 1999

Allowance for estimated losses
   on mortgage loans                              $        600      $          -     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1998

Allowance for estimated losses
   on mortgage loans                              $        486      $        114     $          -      $        600
                                                  ============      ============     ============      ============


YEAR ENDED DECEMBER 31, 1997

Allowance for estimated losses
   on mortgage loans                              $        225      $        261     $          -      $        486
                                                  ============      ============     ============      ============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW
                                   YORK SEPARATE
                                   ACCOUNT A
                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 1999
                                   AND DECEMBER 31, 1998 AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Separate
Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
   Aggressive Growth,  12,432 shares (cost $158,759)                                $    177,153
   Balanced Fund, 6,444 shares (cost $79,572)                                             84,024
   Capital Appreciation,  255,543 shares (cost $6,215,783)                             9,092,204
   Capital Development,  3,871 shares (cost $40,870)                                      46,028
   Diversified Income,  262,808 shares (cost $2,884,027)                               2,643,852
   Global Utilities,   55,043 shares (cost $987,756)                                   1,254,971
   Government Securities,  114,229 shares (cost $1,272,606)                            1,214,257
   Growth,   300,263 shares (cost $7,319,062)                                          9,683,482
   Growth and Income,  493,077 shares (cost $11,214,069)                              15,576,292
   High Yield,  1,933 shares (cost $17,487)                                               17,433
   International Equity,  165,155 shares (cost $3,272,322)                             4,837,388
   Money Market,  1,578,022 shares (cost $1,578,022)                                   1,578,022
   Value,   665,744 shares (cost $17,789,516)                                         22,302,412
                                                                                  --------------

      Total Assets                                                                    68,507,518

LIABILITIES
Payable to Allstate Life Insurance Company of New York:
   Accrued contract maintenance charges                                                   19,014
                                                                                  --------------

      Net Assets                                                                   $  68,488,504
                                                                                  ==============




      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                       ---------------------------------------------------------------------------

                                                                          For the Period Ended December 31, 1999
                                                       ---------------------------------------------------------------------------

                                                       Aggressive                     Capital           Capital       Diversified
                                                       Growth (a)   Balanced (a)    Appreciation    Development (a)      Income
                                                       ----------   ------------    ------------    ---------------  -------------
 INVESTMENT INCOME
 Dividends                                              $      -     $    1,095      $  188,516      $           -    $   164,843
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                             (143)          (119)        (76,212)               (56)       (28,287)
     Administrative expense                                  (11)            (9)         (5,645)                (4)        (2,095)
                                                       ----------   ------------    ------------    ---------------  -------------

       Net investment income (loss)                         (154)           967         106,659                (60)       134,461


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                     123            189         324,982                 55        476,703
     Cost of investments sold                                117            182         276,808                 52        493,648
                                                       ----------   ------------    ------------    ---------------  -------------

       Net realized gains (losses)                             6              7          48,174                  3        (16,945)
                                                       ----------   ------------    ------------    ---------------  -------------

 Change in unrealized gains (losses)                      18,394          4,451       2,401,290              5,157       (181,607)
                                                       ----------   ------------    ------------    ---------------  -------------

       Net gains (losses) on investments                  18,400          4,458       2,449,464              5,160       (198,552)
                                                       ----------   ------------    ------------    ---------------  -------------


 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                              $ 18,246     $    5,425      $2,556,123      $       5,100    $   (64,091)
                                                       ==========   ============    ============    ===============  =============



(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                         ------------------------------------------------------------------------

                                                                         For the Period Ended December 31, 1999
                                                         ------------------------------------------------------------------------

                                                           Global       Government                       Growth         High
                                                          Utilities     Securities        Growth       and Income     Yield (a)
                                                         -----------   ------------    ------------   ------------  -------------
 INVESTMENT INCOME
 Dividends                                                $  18,906     $   43,946      $  337,039     $  129,184    $       399
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                              (9,493)       (32,564)        (83,130)      (132,390)           (14)
     Administrative expense                                    (703)        (2,412)         (6,158)        (9,807)            (1)
                                                         -----------   ------------    ------------   ------------  -------------

       Net investment income (loss)                           8,710          8,970         247,751        (13,013)           384


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                    157,147      2,759,791         423,990        458,270             15
     Cost of investments sold                               137,026      2,894,175         359,129        380,204             15
                                                         -----------   ------------    ------------   ------------  -------------

       Net realized gains (losses)                           20,121       (134,384)         64,861         78,066              -
                                                         -----------   ------------    ------------   ------------  -------------

 Change in unrealized gains (losses)                        236,069        (54,186)      1,792,381      3,178,263            (54)
                                                         -----------   ------------    ------------   ------------  -------------

       Net gains (losses) on investments                    256,190       (188,570)      1,857,242      3,256,329            (54)
                                                         -----------   ------------    ------------   ------------  -------------

 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $ 264,900     $ (179,600)     $2,104,993     $3,243,316    $       330
                                                         =======-===   ============    ============   ============  =============


(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Sub-Accounts
                                                        ---------------------------------------------------------

                                                                  For the Period Ended December 31, 1999
                                                        ---------------------------------------------------------

                                                        International            Money
                                                           Equity                Market                 Value
                                                       --------------          ------------         -------------
 INVESTMENT INCOME
 Dividends                                                $  154,775            $   61,128           $   355,310
 Charges from Allstate Life Insurance Company
   of New York
     Mortality and expense risk                              (37,180)              (17,854)             (173,801)
     Administrative expense                                   (2,754)               (1,322)              (12,874)
                                                       --------------          ------------         -------------
       Net investment income (loss)                          114,841                41,952               168,635


 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from sales of investments:
     Proceeds from sales                                     300,780             1,206,358               530,128
     Cost of investments sold                                248,263             1,206,358               459,369
                                                       --------------          ------------         -------------
       Net realized gains (losses)                            52,517                     -                70,759
                                                       --------------          ------------         -------------
 Change in unrealized gains (losses)                       1,419,551                     -             3,419,919
                                                       --------------          ------------         -------------
       Net gains (losses) on investments                   1,472,068                     -             3,490,678
                                                       --------------          ------------         -------------

 CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $1,586,909            $   41,952           $ 3,659,313
                                                       ==============          ============         =============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------------

                                                   Aggressive                                                    Capital
                                                    Growth       Balanced          Capital Appreciation        Development
                                                 ------------  ------------   -----------------------------   ------------

                                                   1999 (a)      1999 (a)         1999             1998         1999 (a)
                                                 ------------  ------------   -------------   -------------   ------------
 FROM OPERATIONS
 Net investment income (loss)                     $     (154)   $      967     $   106,659     $    66,071     $      (60)
 Net realized gains (losses)                               6             7          48,174             760              3
 Change in unrealized gains (losses)                  18,394         4,451       2,401,290         457,939          5,157
                                                 ------------  ------------   -------------   -------------   ------------

 Change in net assets resulting from operations       18,246         5,425       2,556,123         524,770          5,100
                                                 ------------  ------------   -------------   -------------   ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                             43,819        49,251       2,073,160       2,056,465         17,015
 Benefit payments                                          -             -         (23,548)        (29,888)             -
 Payments on termination                                   -           (79)       (225,136)       (115,473)             -
 Contract maintenance charges                            (48)          (24)         (3,267)         (1,759)           (12)
 Transfers among the sub-accounts
      and with the Fixed Account - net               115,087        29,427         408,212        (181,131)        23,912
                                                 ------------  ------------   -------------   -------------   ------------

 Change in net assets resulting
      from capital transactions                      158,858        78,575       2,229,421       1,728,214         40,915
                                                 ------------  ------------   -------------   -------------   ------------

 INCREASE (DECREASE) IN NET ASSETS                   177,104        84,000       4,785,544       2,252,984         46,015

 NET ASSETS AT BEGINNING OF PERIOD                         -             -       4,304,137       2,051,153              -
                                                 ------------  ------------   -------------   -------------   ------------

 NET ASSETS AT END OF PERIOD                      $  177,104    $   84,000     $ 9,089,681     $ 4,304,137     $   46,015
                                                 ============  ============   =============   =============   ============


(a)  For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                     Diversified Income        Global Utilities        Government Securities
                                                 ------------------------- ------------------------ --------------------------

                                                     1999         1998         1999         1998        1999         1998
                                                 ------------ ------------ ------------ ----------- ------------ ------------
 FROM OPERATIONS
 Net investment income (loss)                     $  134,461   $   94,730   $    8,710   $   4,558   $    8,970   $   79,067
 Net realized gains (losses)                         (16,945)       7,969       20,121        (484)    (134,384)     109,308
 Change in unrealized gains (losses)                (181,607)     (85,959)     236,069      24,459      (54,186)     (23,404)
                                                 ------------ ------------ ------------ ----------- ------------ ------------


 Change in net assets resulting from operations      (64,091)      16,740      264,900      28,533     (179,600)     164,971
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                          1,187,532    1,222,826      734,901     356,711      635,526    2,725,221
 Benefit payments                                    (12,220)     (32,778)      (3,120)     (4,815)    (661,198)           -
 Payments on termination                            (185,900)     (37,509)     (82,757)     (3,609)    (403,351)      (8,618)
 Contract maintenance charges                           (810)        (491)        (463)       (223)         317         (913)
 Transfers among the sub-accounts
      and with the Fixed Account - net               (46,215)     (98,970)     (53,342)    (93,970)  (1,749,948)     268,867
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 Change in net assets resulting
      from capital transactions                      942,387    1,053,078      595,219     254,094   (2,178,654)   2,984,557
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 INCREASE (DECREASE) IN NET ASSETS                   878,296    1,069,818      860,119     282,627   (2,358,254)   3,149,528
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 NET ASSETS AT BEGINNING OF PERIOD                 1,764,822      695,004      394,504     111,877    3,572,174      422,646
                                                 ------------ ------------ ------------ ----------- ------------ ------------

 NET ASSETS AT END OF PERIOD                      $2,643,118   $1,764,822   $1,254,623   $ 394,504   $1,213,920   $3,572,174
                                                 ============ ============ ============ =========== ============ ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable Insurance Funds Sub-Accounts
                                                 -------------------------------------------------------------------

                                                           Growth                 Growth and Income       High Yield
                                                 --------------------------  ---------------------------  ----------

                                                     1999          1998           1999          1998       1999 (a)
                                                 ------------  ------------  -------------  ------------  ----------
 FROM OPERATIONS
 Net investment income (loss)                      $ 247,751     $ 225,339      $ (13,013)     $ 21,895       $ 384
 Net realized gains (losses)                          64,861        29,091         78,066        17,916           -
 Change in unrealized gains (losses)               1,792,381       542,074      3,178,263     1,076,360         (54)
                                                 ------------  ------------  -------------  ------------  ----------

 Change in net assets resulting from operations    2,104,993       796,504      3,243,316     1,116,171         330
                                                 ------------  ------------  -------------  ------------  ----------

 FROM CAPITAL TRANSACTIONS
 Deposits                                          3,265,114     2,076,025      5,424,896     3,226,558      17,103
 Benefit payments                                    (26,647)       (7,214)       (46,523)      (82,435)          -
 Payments on termination                            (298,191)     (100,412)      (319,041)     (161,641)          -
 Contract maintenance charges                         (3,399)       (1,377)        (5,525)       (2,399)         (5)
 Transfers among the sub-accounts
      and with the Fixed Account - net               453,397        30,657        672,802        75,882           -
                                                 ------------  ------------  -------------  ------------  ----------

 Change in net assets resulting
      from capital transactions                    3,390,274     1,997,679      5,726,609     3,055,965      17,098
                                                 ------------  ------------  -------------  ------------  ----------

 INCREASE (DECREASE) IN NET ASSETS                 5,495,267     2,794,183      8,969,925     4,172,136      17,428

 NET ASSETS AT BEGINNING OF PERIOD                 4,185,527     1,391,344      6,602,044     2,429,908           -
                                                 ------------  ------------  -------------  ------------  ----------

 NET ASSETS AT END OF PERIOD                      $9,680,794    $4,185,527    $15,571,969    $6,602,044    $ 17,428
                                                 ============  ============  =============  ============  ==========


(a)  For the Period Beginning October 25, 1999 and Ended December 31, 1999


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                   International Equity             Money Market                  Value
                                                --------------------------  -------------------------  ---------------------------

                                                    1999          1998          1999          1998         1999           1998
                                                ------------  ------------  ------------  -----------  -------------  ------------
 FROM OPERATIONS
 Net investment income (loss)                    $  114,841    $   (7,420)   $   41,952    $  26,737    $   168,635    $  261,042
 Net realized gains (losses)                         52,517         5,640             -            -         70,759        32,103
 Change in unrealized gains (losses)              1,419,551       165,760             -            -      3,419,919     1,022,492
                                                ------------  ------------  ------------  -----------  -------------  ------------


 Change in net assets resulting from operations   1,586,909       163,980        41,952       26,737      3,659,313     1,315,637
                                                ------------  ------------  ------------  -----------  -------------  ------------

 FROM CAPITAL TRANSACTIONS
 Deposits                                         1,110,124       716,187     1,305,204      509,817     11,613,584     3,273,006
 Benefit payments                                   (27,341)       (6,664)      (28,371)     (36,887)       (57,538)       (7,168)
 Payments on termination                            (93,590)      (33,261)     (413,731)     (16,252)      (646,773)     (103,596)
 Contract maintenance charges                        (1,428)         (726)         (468)        (218)        (7,380)       (2,602)
 Transfers among the sub-accounts
      and with the Fixed Account - net              298,246        41,000      (295,054)      32,193        584,939       235,246
                                                ------------  ------------  ------------  -----------  -------------  ------------

 Change in net assets resulting
      from capital transactions                   1,286,011       716,536       567,580      488,653     11,486,832     3,394,886
                                                ------------  ------------  ------------  -----------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS                2,872,920       880,516       609,532      515,390     15,146,145     4,710,523

 NET ASSETS AT BEGINNING OF PERIOD                1,963,126     1,082,610       968,052      452,662      7,150,077     2,439,554
                                                ------------  ------------  ------------  -----------  -------------  ------------

 NET ASSETS AT END OF PERIOD                     $4,836,046    $1,963,126    $1,577,584    $ 968,052    $22,296,222    $7,150,077
                                                ============  ============  ============  ===========  =============  ============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues two variable annuity contracts, the AIM Lifetime Plus-SM- ("Lifetime Plus") and the AIM Lifetime Plus-SM-II ("Lifetime Plus II"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (the "Funds").

            Aggressive Growth                   Growth
            Balanced                            Growth and Income
            Capital Appreciation                High Yield
            Capital Development                 International Equity
            Diversified Income                  Money Market
            Global Utilities                    Value
            Government Securities

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds, and are stated at fair value based on quoted market prices at December 31, 1999.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus and Lifetime Plus
      II. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus and Lifetime Plus II on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

4. UNITS ISSUED AND REDEEMED




(Units in whole amounts)                                                 Unit activity during 1999
                                                               ---------------------------------------------
                                                                                                                 Accumulation
                                            Units Outstanding      Units         Units     Units Outstanding     Unit Value
                                            December 31, 1998     Issued       Redeemed    December 31, 1999  December 31, 1999
                                            -----------------  ------------  ------------  -----------------  -----------------
Investments in the AIM Variable Insurance
   Funds Sub-Accounts:
      Aggressive Growth                                  -         12,664             (3)            12,661    $         13.99
      Balanced                                           -          6,390             (8)             6,382              13.16
      Capital Appreciation                           287,336      167,925        (29,513)           425,748              21.35
      Capital Development                                -          3,949             (1)             3,948              11.66
      Diversified Income                             146,644      128,234        (47,677)           227,201              11.63
      Global Utilities                                25,418       45,026         (9,036)            61,408              20.43
      Government Securities                          301,983       79,492       (272,981)           108,494              11.19
      Growth                                         220,831      192,666        (30,283)           383,214              25.26
      Growth and Income                              361,890      324,260        (41,017)           645,133              24.14
      High Yield                                         -          1,751              -              1,751               9.96
      International Equity                           136,898      105,320        (21,528)           220,690              21.91
      Money Market                                    87,010      167,828       (117,406)           137,432              11.48
      Value                                          405,246      646,140        (64,309)           987,077              22.59


Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION


24A. FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Statement Schedules and Allstate Life of New York Separate Account A Financial Statements are included in Part B of this Registration Statement.

24B. EXHIBITS

Unless otherwise indicated, the following exhibits, which correspond to those required by Item 24(b) of Form N-4, are filed herewith:

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2)  Not Applicable

(3) (a) Form of Underwriting Agreement among Allstate Life Insurance Company of New York and Allstate Life Financial Services, Inc. (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

(4) Form of Contract for the"Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

(5) (a) Form of Application for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b)  Form of Application for Allstate Provider Variable Annuity.

     (c)  Form of Application for SelectDirections Variable Annuity.

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

     (b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

(7)  Not applicable

(8) (a) Form of Participation Agreement among Allstate Life Insurance Company of New York, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Participation Agreement among Allstate Life Insurance Company of New York, Delaware Group Premium Fund, Inc. and Delaware Investments (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (c) Form of Participation Agreement among Allstate Life Insurance Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (D/B/A Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (d) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (e) Form of Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement of Glenbrook Life and Annuity Company Variable Annuity Account(File No. 033-91914) dated December 14, 1998.)

(f) Form of Amendment to Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., adding Allstate Life Insurance Company of New York as a party to the Agreement (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

(g) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Funds and HSBC Asset Management (Americas) Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

(h) Form of Participation Agreement among Allstate Life Insurance Company of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

(i) Form of Participation Agreement among Allstate Life Insurance Company of New York, Wells Fargo Variable Trust and Stephens Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

(j) Form of Participation Agreement among Allstate Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management and Goldman Sachs Asset Management International.

(k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Massachusetts Financial Services Company and MFS Variable Insurance Trust.

(l) Form of Participation Agreement among Allstate Life Insurance Company of New York, The Universal Institutional Fund, Inc., Morgan Stanley Asset Management, Inc. , and Miller Anderson & Sherrerd, L.L.P. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Allstate Life of New York Variable Annuity Account II (File No. 033-35445) dated May 1, 2000.)

(m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc.

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in the initial filing of this Registration Statement (File No. 333-94785) dated January 14, 2000.)

     (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York.

(10) (a)  Independent Auditors' Consent

     (b) Consent of Freedman, Levy, Kroll & Simonds

(11) Not applicable

(12) Not applicable

(13) (a) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (adjusted historical total returns) (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (c)  Schedule  of  Computation  of  Performance   Quotations  for  Variable
     Sub-Accounts offered under the contracts marketed as Allstate Provider Variable Annuity and SelectDirections Variable Annuity.


(14) Not applicable

(99) (a) Powers of Attorney for Kevin R. Slawin (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated September 20, 1996.)

     (b) Powers of Attorney for Thomas J. Wilson, II., Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr., and Sally
     A. Slacke (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated April 30, 1999.)

     (c) Powers of Attorney for Samuel L. Pilch (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated November 12, 1999.)

     (d)  Powers of  Attorney  for  Vincent  A.  Fusco   (Previously   filed  in
     Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (e) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, Steven C. Verney and Patricia W. Wilson.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                    DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                 Director, Chairman of the Board and President
Michael J. Velotta                   Director, Vice President, Secretary and
                                     General Counsel
Marcia D. Alazraki                   Director
Margaret G. Dyer                     Director
Marla G. Friedman                    Director and Vice President
Vincent A. Fusco                     Director and Chief Operations Officer
John R. Hunter                       Vice President
Cleveland Johnson, Jr.               Director
John C. Lounds                       Director
J. Kevin McCarthy                    Director
Kenneth R. O'Brien                   Director
John R. Raben, Jr.                   Director
Leonard G. Sherman                   Vice President
Sally A. Slacke                      Director
Kevin R. Slawin                      Vice President
Samuel H. Pilch                      Controller
Steven C. Verney                     Director
Patricia W. Wilson                   Director and Assistant Vice President
Karen C. Gardner                     Vice President
Casey J. Sylla                       Chief Investment Officer
James P. Zils                        Treasurer
Richard L. Baker                     Assistant Vice President
D. Steven Boger                      Assistant Vice President
James J. Brazda                      Chief Administrative Officer
Patricia A. Coffey                   Assistant Vice President
Dorothy E. Even                      Assistant Vice President
Judith P. Greffin                    Assistant Vice President
Keith A. Hauschildt                  Assistant Vice President
Ronald A. Johnson                    Assistant Vice President
Charles D. Mires                     Assistant Vice President
Barry S. Paul                        Assistant Vice President and Assistant Treasurer
Timothy N. Vander Pas                Assistant Vice President
David A. Walsh                       Assistant Vice President
Joanne M. Derrig                     Assistant Secretary and Assistant General Counsel
Susan L. Lees                        Assistant Secretary
Paul N. Kierig                       Assistant Secretary
Mary J. McGinn                       Assistant Secretary
Ralph A. Bergholtz                   Assistant Treasurer
Mark A. Bishop                       Assistant Treasurer
Robert B. Bodett                     Assistant Treasurer
Barbara S. Brown                     Assistant Treasurer
Rhonda Hoops                         Assistant Treasurer
Peter S. Horos                       Assistant Treasurer
Thomas C. Jensen                     Assistant Treasurer
David L. Kocourek                    Assistant Treasurer
Daniel C. Leimbach                   Assistant Treasurer
Beth K. Marder                       Assistant Treasurer
Jeffrey A. Mazer                     Assistant Treasurer
Ronald A. Mendel                     Assistant Treasurer
Stephen J. Stone                     Assistant Treasurer
R. Steven Taylor                     Assistant Treasurer
Louise J. Walton                     Assistant Treasurer
Jerry D. Zinkula                     Assistant Treasurer
Errol Cramer                         Corporate Actuary

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28, 2000 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS

Allstate Custom Portfolio Variable Annuity:

As of August 10, 2000, there were 12 nonqualified contracts and 9 qualified contracts.

Allstate Provider Variable Annuity:

As of the date of the filing of this Registration Statement, the offering of the Contracts marketed as the Allstate Provider Variable Annuity had not commenced.

SelectDirections Variable Annuity:

As of the date of the filing of this Registration Statement, the offering of the Contracts marked as the SelectDirections Variable Annuity had not commenced.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant's principal underwriter is also the principal underwriter with respect to the following investment companies:

         AFDI
         Allstate Financial Advisors Separate Account 1
         Charter National Variable Account
         Charter National Variable Annuity Account
         Glenbrook Life Multi-Manager Variable Account
         Glenbrook Life and Annuity Company Separate Account A
         Glenbrook Life AIM Variable Life Separate Account A
         Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life Variable Life Separate Account A
         Glenbrook Life Variable Life Separate Account B
         Glenbrook Life Scudder Variable Account (A)
         Glenbrook Life Discover Variable Account A
         Intramerica Variable Annuity Account
         Lincoln Benefit Life Variable Annuity Account
         Lincoln Benefit Life Variable Account


(b) The directors and officers of the principal underwriter are:

Name and Principal Business         Positions and Offices with Underwriter
Address** of Each Such Person
- ----------------------------        ----------------------
Thomas J. Wilson, II                Director
Kevin R. Slawin                     Director
Michael J. Velotta                  Director and Secretary
John R. Hunter                      President and Chief Executive Officer
Janet M. Albers                     Vice President, Controller adn Treasurer
Brent H. Hamann                     Vice President
Andrea J. Schur                     Vice President
Terry R. Young                      General Counsel and Assistant Secretary
James P. Zils                       Assistant Treasurer
Lisa A. Burnell                     Assistant Vice President and Compliance Officer
Joanne M. Derrig                    Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian                  Assistant Secretary
Barry S. Paul                       Assistant Treasurer


** The  principal  address  of ALFS,  Inc.  is 3100  Sanders  Road,  Northbrook,
Illinois.


(c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The  Underwriter, ALFS,  Inc. is located at 3100
Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES
None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number (1-800-692-4682) that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL
REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 8th day of September, 2000.

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)



                                   By:   /s/ MICHAEL J. VELOTTA
                                      ---------------------------------
                                      Michael J. Velotta
                                      Vice President, Secretary and
                                         General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 8th day of September, 2000.



*/THOMAS J. WILSON, II                      President and Director
Thomas J. Wilson, II                        (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
Michael J. Velotta                          Counsel and Director

*/KEVIN R. SLAWIN                           Vice President
Kevin R. Slawin                             (Principal Financial Officer)

*/SAMUEL H. PILCH                           Controller
Samuel H. Pilch                             (Principal Accounting Officer)

*/MARCIA D. ALAZRAKI                        Director
Marcia D. Alazraki

**/MARGARET G. DYER                         Director
Margaret G. Dyer

**/MARLA G. FRIEDMAN                        Director and Vice President
Marla G. Friedman

*/VINCENT A. FUSCO                          Director and Chief Operations
Vincent A. Fusco                            Officer

*/CLEVELAND JOHNSON, JR.                    Director
Cleveland Johnson, Jr.

**/JOHN C. LOUNDS                           Director
John C. Lounds

**/J. KEVIN MCCARTHY                        Director
J. Kevin McCarthy

**/KENNETH R. O'BRIEN                       Director
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                        Director
John R. Raben, Jr.

*/SALLY A. SLACKE                           Director
Sally A. Slacke

**/STEVEN C. VERNEY                         Director
Steven C. Verney

**/PATRICIA W. WILSON                       Director and Vice President
Patricia W. Wilson


*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

**/By Micahel J. Velotta, pursuant to Power of Attorney, filed herewith.

EXHIBIT LIST

(5)  (b) Form of Application for Allstate Provider Variable Annuity.

     (c) Form of Application for SelectDirections Variable Annuity.

(8) (j) Form of Participation Agreement among Allstate Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management and Goldman Sachs Asset Management International.

     (k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Massachusetts Financial Services and MFS Variable Insurance Trust.

     (m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc.

(9) (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York.

(10) (a)  Independent Auditors' Consent

     (b) Consent of Freedman, Levy, Kroll & Simonds

(13) (c)  Schedule  of  Computation  of  Performance   Quotations  for  Variable
     Sub-Accounts offered under the contracts marketed as the Allstate Provider Variable Annuity and the SelectDirections Variable Annuity.

(99)(e) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, Steven C. Verney and Patricia W. Wilson.